UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Core Value Fund

Investor Class (BIGRX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.66%

Fund Statistics
Net Assets	$1,911,975,842
Management Fees (dollars paid during the reporting period)	$6,100,142
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M303

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Core Value Fund

I Class (AMGIX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.46%

Fund Statistics
Net Assets	$1,911,975,842
Management Fees (dollars paid during the reporting period)	$6,100,142
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M501

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Core Value Fund

A Class (AMADX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.91%

Fund Statistics
Net Assets	$1,911,975,842
Management Fees (dollars paid during the reporting period)	$6,100,142
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M402

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Core Value Fund

C Class (ACGCX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$88	1.66%

Fund Statistics
Net Assets	$1,911,975,842
Management Fees (dollars paid during the reporting period)	$6,100,142
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M816

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Core Value Fund

R Class (AICRX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.16%

Fund Statistics
Net Assets	$1,911,975,842
Management Fees (dollars paid during the reporting period)	$6,100,142
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M782

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Core Value Fund

R5 Class (AICGX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.46%

Fund Statistics
Net Assets	$1,911,975,842
Management Fees (dollars paid during the reporting period)	$6,100,142
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	11%
Short-Term Investments	0.5%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	5%
		Semiconductors and Semiconductor Equipment	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G842

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

Investor Class (ADSIX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.92%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M675

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

I Class (ADCIX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.72%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M667

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

Y Class (ADCYX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$36	0.67%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G875

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

A Class (ADCVX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.17%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M642

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

C Class (ADCCX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	1.92%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M527

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

R Class (ADRRX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$76	1.42%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M659

SEMIANNUAL SHAREHOLDER REPORT
Disciplined Growth Fund

R5 Class (ADGGX)	December 31, 2025

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.72%

Fund Statistics
Net Assets	$480,638,066
Management Fees (dollars paid during the reporting period)	$2,112,715
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	122

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.4%	Software	19%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	9%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G883

SEMIANNUAL SHAREHOLDER REPORT
Equity Growth Fund

Investor Class (BEQGX)	December 31, 2025

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.66%

Fund Statistics
Net Assets	$1,845,487,776
Management Fees (dollars paid during the reporting period)	$5,803,378
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M600

SEMIANNUAL SHAREHOLDER REPORT
Equity Growth Fund

I Class (AMEIX)	December 31, 2025

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.46%

Fund Statistics
Net Assets	$1,845,487,776
Management Fees (dollars paid during the reporting period)	$5,803,378
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M808

SEMIANNUAL SHAREHOLDER REPORT
Equity Growth Fund

A Class (BEQAX)	December 31, 2025

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.91%

Fund Statistics
Net Assets	$1,845,487,776
Management Fees (dollars paid during the reporting period)	$5,803,378
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M709

SEMIANNUAL SHAREHOLDER REPORT
Equity Growth Fund

C Class (AEYCX)	December 31, 2025

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.66%

Fund Statistics
Net Assets	$1,845,487,776
Management Fees (dollars paid during the reporting period)	$5,803,378
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M790

SEMIANNUAL SHAREHOLDER REPORT
Equity Growth Fund

R Class (AEYRX)	December 31, 2025

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.16%

Fund Statistics
Net Assets	$1,845,487,776
Management Fees (dollars paid during the reporting period)	$5,803,378
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M766

SEMIANNUAL SHAREHOLDER REPORT
Equity Growth Fund

R5 Class (AEYGX)	December 31, 2025

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.46%

Fund Statistics
Net Assets	$1,845,487,776
Management Fees (dollars paid during the reporting period)	$5,803,378
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	169

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.0%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	8%
		Banks	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G867

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

Investor Class (BGEIX)	December 31, 2025

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.66%

Fund Statistics
Net Assets	$1,764,018,149
Management Fees (dollars paid during the reporting period)	$4,527,136
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M105

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

I Class (AGGNX)	December 31, 2025

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.46%

Fund Statistics
Net Assets	$1,764,018,149
Management Fees (dollars paid during the reporting period)	$4,527,136
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M469

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

A Class (ACGGX)	December 31, 2025

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$61	0.91%

Fund Statistics
Net Assets	$1,764,018,149
Management Fees (dollars paid during the reporting period)	$4,527,136
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M204

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

C Class (AGYCX)	December 31, 2025

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$111	1.66%

Fund Statistics
Net Assets	$1,764,018,149
Management Fees (dollars paid during the reporting period)	$4,527,136
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M485

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

R Class (AGGWX)	December 31, 2025

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$77	1.16%

Fund Statistics
Net Assets	$1,764,018,149
Management Fees (dollars paid during the reporting period)	$4,527,136
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	77

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Canada	49%
Short-Term Investments	1.3%	Australia	13%
Other Assets and Liabilities	(0.6)%	South Africa	13%
		United States	12%
		United Kingdom	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M477

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

Investor Class (ASQIX)	December 31, 2025

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.86%

Fund Statistics
Net Assets	$156,315,747
Management Fees (dollars paid during the reporting period)	$651,743
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	289

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M840

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

I Class (ASCQX)	December 31, 2025

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.66%

Fund Statistics
Net Assets	$156,315,747
Management Fees (dollars paid during the reporting period)	$651,743
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	289

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M832

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

A Class (ASQAX)	December 31, 2025

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.11%

Fund Statistics
Net Assets	$156,315,747
Management Fees (dollars paid during the reporting period)	$651,743
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	289

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M824

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

C Class (ASQCX)	December 31, 2025

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.86%

Fund Statistics
Net Assets	$156,315,747
Management Fees (dollars paid during the reporting period)	$651,743
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	289

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M329

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

R Class (ASCRX)	December 31, 2025

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.36%

Fund Statistics
Net Assets	$156,315,747
Management Fees (dollars paid during the reporting period)	$651,743
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	289

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M774

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

R5 Class (ASQGX)	December 31, 2025

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.66%

Fund Statistics
Net Assets	$156,315,747
Management Fees (dollars paid during the reporting period)	$651,743
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	289

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	8%
Rights	0.0%	Software	7%
Short-Term Investments	2.2%	Biotechnology	7%
Other Assets and Liabilities	(1.8)%	Construction and Engineering	5%
		Pharmaceuticals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G826

SEMIANNUAL SHAREHOLDER REPORT
Utilities Fund

Investor Class (BULIX)	December 31, 2025

This semi-annual shareholder report contains important information about Utilities Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$34	0.66%

Fund Statistics
Net Assets	$284,987,078
Management Fees (dollars paid during the reporting period)	$949,904
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	34

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	62%
Short-Term Investments	0.7%	Multi-Utilities	22%
Other Assets and Liabilities	0.1%	Gas Utilities	8%
		Independent Power Producers and Energy Traders	6%
		Water Utilities	2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M881

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

December 31, 2025

Disciplined Core Value Fund	Global Gold Fund
Investor Class (BIGRX)	Investor Class (BGEIX)
I Class (AMGIX)	I Class (AGGNX)
A Class (AMADX)	A Class (ACGGX)
C Class (ACGCX)	C Class (AGYCX)
R Class (AICRX)	R Class (AGGWX)
R5 Class (AICGX)	Small Company Fund
Disciplined Growth Fund	Investor Class (ASQIX)
Investor Class (ADSIX)	I Class (ASCQX)
I Class (ADCIX)	A Class (ASQAX)
Y Class (ADCYX)	C Class (ASQCX)
A Class (ADCVX)	R Class (ASCRX)
C Class (ADCCX)	R5 Class (ASQGX)
R Class (ADRRX)	Utilities Fund
R5 Class (ADGGX)	Investor Class (BULIX)
Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Disciplined Core Value Fund

DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.8%
Lockheed Martin Corp.	33,418	$16,163,284
Air Freight and Logistics — 0.9%
FedEx Corp.	54,996	15,886,144
United Parcel Service, Inc., Class B	9,484	940,718
		16,826,862
Automobile Components — 1.0%
Aptiv PLC(1)	127,999	9,739,444
Autoliv, Inc.	28,017	3,325,618
BorgWarner, Inc.	128,396	5,785,524
		18,850,586
Banks — 11.3%
Bank of America Corp.	458,623	25,224,265
Citigroup, Inc.	401,694	46,873,673
JPMorgan Chase & Co.	231,032	74,443,131
Truist Financial Corp.	470,629	23,159,653
U.S. Bancorp	761,801	40,649,702
Wells Fargo & Co.	66,831	6,228,649
		216,579,073
Beverages — 0.4%
Monster Beverage Corp.(1)	54,369	4,168,471
PepsiCo, Inc.	26,147	3,752,618
		7,921,089
Biotechnology — 4.3%
AbbVie, Inc.	68,405	15,629,858
Amgen, Inc.	29,589	9,684,776
Exelixis, Inc.(1)	67,010	2,937,048
Gilead Sciences, Inc.	285,871	35,087,807
Incyte Corp.(1)	70,960	7,008,719
Neurocrine Biosciences, Inc.(1)	34,953	4,957,384
United Therapeutics Corp.(1)	4,147	2,020,626
Vertex Pharmaceuticals, Inc.(1)	9,278	4,206,274
		81,532,492
Broadline Retail — 0.8%
Amazon.com, Inc.(1)	47,823	11,038,505
Dillard's, Inc., Class A	4,955	3,004,414
eBay, Inc.	23,197	2,020,459
		16,063,378
Building Products — 1.2%
A.O. Smith Corp.	59,044	3,948,863
Allegion PLC	35,869	5,711,062
AZZ, Inc.	15,321	1,642,105
Griffon Corp.	39,566	2,914,036
Masco Corp.	126,226	8,010,302
		22,226,368
Capital Markets — 2.2%
Cboe Global Markets, Inc.	67,828	17,024,828
Houlihan Lokey, Inc.	5,800	1,010,302
Interactive Brokers Group, Inc., Class A	231,522	14,889,180

Schedule of Investments - Disciplined Core Value Fund

	Shares	Value
MSCI, Inc.	16,786	$9,630,632
		42,554,942
Chemicals — 0.4%
Axalta Coating Systems Ltd.(1)	89,225	2,882,860
Cabot Corp.	45,780	3,034,298
NewMarket Corp.	2,993	2,056,969
		7,974,127
Commercial Services and Supplies — 0.3%
MSA Safety, Inc.	9,022	1,444,783
Veralto Corp.	38,921	3,883,537
		5,328,320
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	15,680	2,054,550
Cisco Systems, Inc.	154,023	11,864,392
F5, Inc.(1)	37,645	9,609,263
		23,528,205
Construction and Engineering — 1.1%
API Group Corp.(1)	35,367	1,353,141
EMCOR Group, Inc.	15,083	9,227,629
Granite Construction, Inc.	25,613	2,954,460
MasTec, Inc.(1)	4,649	1,010,553
Primoris Services Corp.	10,560	1,310,918
Valmont Industries, Inc.	14,953	6,015,891
		21,872,592
Consumer Staples Distribution & Retail — 5.4%
Dollar General Corp.	131,287	17,430,975
Kroger Co.	356,652	22,283,617
Maplebear, Inc.(1)	89,677	4,033,671
Sprouts Farmers Market, Inc.(1)	46,056	3,669,281
Sysco Corp.	123,314	9,087,009
Target Corp.	233,284	22,803,511
U.S. Foods Holding Corp.(1)	115,072	8,667,223
Walmart, Inc.	136,443	15,201,115
		103,176,402
Containers and Packaging — 0.4%
Crown Holdings, Inc.	69,476	7,153,944
Diversified Consumer Services — 0.2%
ADT, Inc.	112,015	903,961
Frontdoor, Inc.(1)	10,877	627,494
Stride, Inc.(1)	42,653	2,769,459
		4,300,914
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	414,021	10,284,282
Verizon Communications, Inc.	902,992	36,778,864
		47,063,146
Electric Utilities — 0.6%
Evergy, Inc.	146,997	10,655,812
Electrical Equipment — 1.0%
Acuity, Inc.	17,196	6,191,248
Generac Holdings, Inc.(1)	34,757	4,739,812
Nextpower, Inc., Class A(1)	55,311	4,818,141
Regal Rexnord Corp.	18,979	2,663,133
		18,412,334

Schedule of Investments - Disciplined Core Value Fund

	Shares	Value
Electronic Equipment, Instruments and Components — 1.6%
Jabil, Inc.	13,672	$3,117,489
TE Connectivity PLC	96,484	21,951,075
Zebra Technologies Corp., Class A(1)	26,763	6,498,592
		31,567,156
Energy Equipment and Services — 2.0%
SLB Ltd.	712,344	27,339,763
TechnipFMC PLC	251,841	11,222,035
		38,561,798
Entertainment — 0.3%
Roku, Inc.(1)	12,530	1,359,380
Spotify Technology SA(1)	7,017	4,074,842
		5,434,222
Financial Services — 5.1%
Affirm Holdings, Inc.(1)	30,344	2,258,504
Berkshire Hathaway, Inc., Class B(1)	54,296	27,291,884
Block, Inc.(1)	87,984	5,726,878
Fiserv, Inc.(1)	15,392	1,033,881
Global Payments, Inc.	115,503	8,939,932
Mastercard, Inc., Class A	45,658	26,065,239
PayPal Holdings, Inc.	379,107	22,132,267
Visa, Inc., Class A	10,342	3,627,043
		97,075,628
Food Products — 0.4%
J.M. Smucker Co.	53,984	5,280,175
Tyson Foods, Inc., Class A	56,536	3,314,140
		8,594,315
Ground Transportation — 0.3%
Lyft, Inc., Class A(1)	91,116	1,764,917
Uber Technologies, Inc.(1)	45,336	3,704,404
		5,469,321
Health Care Equipment and Supplies — 1.6%
Align Technology, Inc.(1)	41,306	6,449,932
LivaNova PLC(1)	35,308	2,172,501
Medtronic PLC	225,058	21,619,072
		30,241,505
Health Care Providers and Services — 4.3%
Cardinal Health, Inc.	25,198	5,178,189
Cigna Group	24,028	6,613,227
HCA Healthcare, Inc.	68,114	31,799,702
Labcorp Holdings, Inc.	10,630	2,666,854
Quest Diagnostics, Inc.	12,851	2,230,034
UnitedHealth Group, Inc.	104,346	34,445,658
		82,933,664
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	335,290	5,944,692
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	31,632	4,293,095
Booking Holdings, Inc.	1,139	6,099,721
DoorDash, Inc., Class A(1)	28,482	6,450,603
Expedia Group, Inc.	53,955	15,285,991
Yum! Brands, Inc.	27,068	4,094,847
		36,224,257

Schedule of Investments - Disciplined Core Value Fund

	Shares	Value
Household Durables — 0.1%
DR Horton, Inc.	19,390	$2,792,742
Household Products — 2.3%
Church & Dwight Co., Inc.	22,454	1,882,768
Colgate-Palmolive Co.	215,571	17,034,421
Procter & Gamble Co.	170,814	24,479,354
		43,396,543
Insurance — 4.1%
Allstate Corp.	16,407	3,415,117
Everest Group Ltd.	4,718	1,601,053
Hartford Insurance Group, Inc.	124,875	17,207,775
Progressive Corp.	136,023	30,975,158
Travelers Cos., Inc.	43,185	12,526,241
W.R. Berkley Corp.	170,953	11,987,224
		77,712,568
Interactive Media and Services — 3.4%
Alphabet, Inc., Class A	20,505	6,418,065
Alphabet, Inc., Class C	134,583	42,232,145
Cargurus, Inc.(1)	81,990	3,144,317
Match Group, Inc.	90,421	2,919,694
Meta Platforms, Inc., Class A	11,500	7,591,035
Pinterest, Inc., Class A(1)	98,709	2,555,576
		64,860,832
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	34,200	2,838,600
International Business Machines Corp.	91,324	27,051,082
Twilio, Inc., Class A(1)	44,173	6,283,168
		36,172,850
Leisure Products — 0.2%
Mattel, Inc.(1)	187,453	3,719,067
Machinery — 4.6%
Caterpillar, Inc.	8,230	4,714,720
Cummins, Inc.	73,442	37,488,469
Donaldson Co., Inc.	69,787	6,187,316
Flowserve Corp.	104,495	7,249,863
Lincoln Electric Holdings, Inc.	25,089	6,012,328
Middleby Corp.(1)	13,663	2,031,278
Mueller Industries, Inc.	62,858	7,216,098
Oshkosh Corp.	38,675	4,858,740
Parker-Hannifin Corp.	2,535	2,228,164
Snap-on, Inc.	5,505	1,897,023
Toro Co.	57,953	4,562,060
Watts Water Technologies, Inc., Class A	9,907	2,734,530
		87,180,589
Media — 2.4%
Comcast Corp., Class A	1,049,840	31,379,718
Fox Corp., Class A	149,425	10,918,485
Nexstar Media Group, Inc., Class A	15,885	3,225,449
		45,523,652
Metals and Mining — 1.5%
Newmont Corp.	190,360	19,007,446
Reliance, Inc.	30,930	8,934,749
		27,942,195

Schedule of Investments - Disciplined Core Value Fund

	Shares	Value
Multi-Utilities — 1.0%
Consolidated Edison, Inc.	53,722	$5,335,669
WEC Energy Group, Inc.	133,997	14,131,324
		19,466,993
Oil, Gas and Consumable Fuels — 1.8%
APA Corp.	39,744	972,138
ConocoPhillips	126,565	11,847,750
Devon Energy Corp.	386,034	14,140,425
Exxon Mobil Corp.	27,983	3,367,474
Permian Resources Corp.	325,892	4,572,265
		34,900,052
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	93,118	2,489,044
Pharmaceuticals — 6.3%
Jazz Pharmaceuticals PLC(1)	34,973	5,945,410
Johnson & Johnson	292,812	60,597,444
Merck & Co., Inc.	504,740	53,128,932
		119,671,786
Professional Services — 0.8%
Broadridge Financial Solutions, Inc.	8,230	1,836,689
Huron Consulting Group, Inc.(1)	17,320	2,994,801
Leidos Holdings, Inc.	64,072	11,558,589
		16,390,079
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	20,061	6,749,925
Semiconductors and Semiconductor Equipment — 5.4%
Amkor Technology, Inc.	86,676	3,421,968
Applied Materials, Inc.	4,463	1,146,946
Broadcom, Inc.	21,369	7,395,811
Cirrus Logic, Inc.(1)	29,508	3,496,698
KLA Corp.	20,970	25,480,228
Marvell Technology, Inc.	73,310	6,229,884
Micron Technology, Inc.	59,853	17,082,645
NVIDIA Corp.	5,903	1,100,910
QUALCOMM, Inc.	219,584	37,559,843
		102,914,933
Software — 4.8%
Adobe, Inc.(1)	81,120	28,391,189
AppLovin Corp., Class A(1)	15,643	10,540,566
Docusign, Inc.(1)	46,837	3,203,651
Microsoft Corp.	9,435	4,562,955
RingCentral, Inc., Class A(1)	56,491	1,631,460
Salesforce, Inc.	96,386	25,533,615
ServiceNow, Inc.(1)	12,115	1,855,897
Workday, Inc., Class A(1)	11,928	2,561,896
Zoom Communications, Inc., Class A(1)	155,925	13,454,768
		91,735,997
Specialized REITs — 0.5%
Public Storage	38,806	10,070,157
Specialty Retail — 1.5%
Bath & Body Works, Inc.	112,524	2,259,482
Best Buy Co., Inc.	114,171	7,641,465

Schedule of Investments - Disciplined Core Value Fund

	Shares	Value
Gap, Inc.	78,275	$2,003,840
Lowe's Cos., Inc.	40,671	9,808,218
Penske Automotive Group, Inc.	5,897	933,436
Signet Jewelers Ltd.	31,077	2,575,662
Ulta Beauty, Inc.(1)	6,520	3,944,665
		29,166,768
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	40,528	11,017,942
Dell Technologies, Inc., Class C	23,773	2,992,546
NetApp, Inc.	70,724	7,573,833
Sandisk Corp.(1)	3,724	884,003
		22,468,324
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	58,046	6,017,629
Ralph Lauren Corp.	412	145,687
		6,163,316
Trading Companies and Distributors — 1.1%
Core & Main, Inc., Class A(1)	34,242	1,779,557
DNOW, Inc.(1)	141,241	1,871,443
Ferguson Enterprises, Inc.	63,402	14,115,187
MSC Industrial Direct Co., Inc., Class A	29,110	2,448,151
		20,214,338
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	24,912	1,381,121
TOTAL COMMON STOCKS (Cost $1,507,689,505)		1,903,314,299
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/31/27, valued at $9,307,588), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $9,126,937) (Cost $9,125,000)		9,125,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,516,814,505)		1,912,439,299
OTHER ASSETS AND LIABILITIES — 0.0%		(463,457)
TOTAL NET ASSETS — 100.0%		$1,911,975,842

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,903,314,299	—	—
Short-Term Investments	—	$9,125,000	—
	$1,903,314,299	$9,125,000	—

See Notes to Financial Statements.

Schedule of Investments - Disciplined Growth Fund

DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Automobile Components — 0.2%
Aptiv PLC(1)	3,840	$292,186
BorgWarner, Inc.	7,060	318,123
Garrett Motion, Inc.	11,637	202,833
		813,142
Automobiles — 2.8%
Tesla, Inc.(1)	30,278	13,616,622
Beverages — 1.1%
Monster Beverage Corp.(1)	72,465	5,555,892
Biotechnology — 4.4%
AbbVie, Inc.	48,267	11,028,527
Alnylam Pharmaceuticals, Inc.(1)	3,202	1,273,275
Exelixis, Inc.(1)	5,469	239,706
Gilead Sciences, Inc.	33,694	4,135,602
Halozyme Therapeutics, Inc.(1)	11,193	753,289
Incyte Corp.(1)	2,921	288,507
Natera, Inc.(1)	7,326	1,678,313
Neurocrine Biosciences, Inc.(1)	10,338	1,466,239
PTC Therapeutics, Inc.(1)	3,033	230,387
		21,093,845
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	77,100	17,796,222
Etsy, Inc.(1)	5,327	295,329
		18,091,551
Building Products — 0.1%
A.O. Smith Corp.	3,536	236,488
Builders FirstSource, Inc.(1)	2,346	241,380
Griffon Corp.	2,260	166,449
		644,317
Capital Markets — 0.5%
Evercore, Inc., Class A	2,541	864,575
MSCI, Inc.	2,005	1,150,329
StoneX Group, Inc.(1)	2,602	247,528
		2,262,432
Chemicals — 0.1%
NewMarket Corp.	262	180,062
Scotts Miracle-Gro Co.	3,505	204,517
		384,579
Commercial Services and Supplies — 1.2%
Cintas Corp.	23,145	4,352,880
Rollins, Inc.	23,916	1,435,438
		5,788,318
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	43,760	5,733,873
Motorola Solutions, Inc.	1,921	736,358
		6,470,231
Construction and Engineering — 0.5%
EMCOR Group, Inc.	1,293	791,045
Primoris Services Corp.	1,486	184,472

Schedule of Investments - Disciplined Growth Fund

	Shares	Value
Sterling Infrastructure, Inc.(1)	1,019	$312,048
Tutor Perini Corp.	3,317	222,305
Valmont Industries, Inc.	1,799	723,774
		2,233,644
Consumer Finance — 0.1%
Enova International, Inc.(1)	3,234	508,385
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	7,517	6,482,210
Dollar Tree, Inc.(1)	6,984	859,102
Maplebear, Inc.(1)	4,251	191,210
Sprouts Farmers Market, Inc.(1)	8,951	713,126
U.S. Foods Holding Corp.(1)	5,422	408,385
		8,654,033
Electric Utilities — 0.3%
NRG Energy, Inc.	8,017	1,276,627
Electrical Equipment — 0.5%
Nextpower, Inc., Class A(1)	2,764	240,772
Rockwell Automation, Inc.	1,928	750,127
Vertiv Holdings Co., Class A	10,457	1,694,139
		2,685,038
Electronic Equipment, Instruments and Components — 0.7%
TE Connectivity PLC	13,383	3,044,766
Zebra Technologies Corp., Class A(1)	788	191,342
		3,236,108
Energy Equipment and Services — 0.1%
TechnipFMC PLC	15,252	679,629
Entertainment — 2.1%
Netflix, Inc.(1)	61,769	5,791,462
ROBLOX Corp., Class A(1)	2,802	227,046
Spotify Technology SA(1)	7,269	4,221,181
		10,239,689
Financial Services — 5.0%
Mastercard, Inc., Class A	21,137	12,066,690
Toast, Inc., Class A(1)	21,868	776,533
Visa, Inc., Class A	31,532	11,058,588
		23,901,811
Ground Transportation — 0.0%
Lyft, Inc., Class A(1)	6,747	130,689
Health Care Equipment and Supplies — 0.3%
Dexcom, Inc.(1)	15,159	1,006,103
ResMed, Inc.	2,260	544,366
		1,550,469
Health Care Providers and Services — 0.7%
Cardinal Health, Inc.	7,140	1,467,270
HCA Healthcare, Inc.	3,644	1,701,238
		3,168,508
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	10,522	2,348,826
Hotels, Restaurants and Leisure — 4.3%
Airbnb, Inc., Class A(1)	20,883	2,834,241
Booking Holdings, Inc.	1,487	7,963,376
DoorDash, Inc., Class A(1)	22,345	5,060,696
DraftKings, Inc., Class A(1)	28,362	977,354

Schedule of Investments - Disciplined Growth Fund

	Shares	Value
Expedia Group, Inc.	11,191	$3,170,522
Super Group SGHC Ltd.	12,254	146,435
Yum! Brands, Inc.	2,479	375,023
		20,527,647
Household Products — 0.4%
Colgate-Palmolive Co.	24,516	1,937,254
Interactive Media and Services — 9.4%
Alphabet, Inc., Class A	42,565	13,322,845
Alphabet, Inc., Class C	46,473	14,583,228
Cargurus, Inc.(1)	2,935	112,557
Meta Platforms, Inc., Class A	23,864	15,752,388
Reddit, Inc., Class A(1)	6,520	1,498,752
		45,269,770
IT Services — 0.9%
Cloudflare, Inc., Class A(1)	2,093	412,635
Snowflake, Inc., Class A(1)	14,223	3,119,957
Twilio, Inc., Class A(1)	4,047	575,645
VeriSign, Inc.	781	189,744
		4,297,981
Leisure Products — 0.1%
Hasbro, Inc.	5,271	432,222
Machinery — 0.2%
Flowserve Corp.	13,973	969,447
Oil, Gas and Consumable Fuels — 0.1%
Gulfport Energy Corp.(1)	1,359	282,658
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	35,646	1,922,745
Eli Lilly & Co.	7,571	8,136,403
Indivior PLC(1)	4,681	167,954
		10,227,102
Semiconductors and Semiconductor Equipment — 21.1%
Advanced Micro Devices, Inc.(1)	13,783	2,951,767
Applied Materials, Inc.	1,959	503,443
Astera Labs, Inc.(1)	2,710	450,836
Broadcom, Inc.	70,666	24,457,503
Cirrus Logic, Inc.(1)	1,972	233,682
KLA Corp.	4,153	5,046,227
Lam Research Corp.	40,046	6,855,074
NVIDIA Corp.	305,667	57,006,896
QUALCOMM, Inc.	21,991	3,761,561
Semtech Corp.(1)	1,276	94,028
		101,361,017
Software — 19.2%
Adobe, Inc.(1)	20,923	7,322,841
AppLovin Corp., Class A(1)	6,563	4,422,281
Atlassian Corp., Class A(1)	9,136	1,481,311
Autodesk, Inc.(1)	12,633	3,739,494
Cadence Design Systems, Inc.(1)	9,245	2,889,802
Crowdstrike Holdings, Inc., Class A(1)	8,187	3,837,738
Datadog, Inc., Class A(1)	15,006	2,040,666
Docusign, Inc.(1)	14,255	975,042
Fair Isaac Corp.(1)	278	469,992
Fortinet, Inc.(1)	1,191	94,577

Schedule of Investments - Disciplined Growth Fund

	Shares	Value
HubSpot, Inc.(1)	3,289	$1,319,876
Intuit, Inc.	8,169	5,411,309
Microsoft Corp.	77,887	37,667,711
Nutanix, Inc., Class A(1)	6,342	327,818
Palantir Technologies, Inc., Class A(1)	43,134	7,667,069
Palo Alto Networks, Inc.(1)	19,704	3,629,477
Salesforce, Inc.	6,922	1,833,707
ServiceNow, Inc.(1)	34,580	5,297,310
Zscaler, Inc.(1)	7,402	1,664,858
		92,092,879
Specialty Retail — 1.0%
Bath & Body Works, Inc.	8,770	176,102
Best Buy Co., Inc.	4,879	326,551
Lowe's Cos., Inc.	17,315	4,175,685
Signet Jewelers Ltd.	2,850	236,208
		4,914,546
Technology Hardware, Storage and Peripherals — 12.0%
Apple, Inc.	206,940	56,258,708
NetApp, Inc.	5,107	546,909
Pure Storage, Inc., Class A(1)	12,740	853,707
		57,659,324
Textiles, Apparel and Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	11,256	1,166,910
Tapestry, Inc.	4,838	618,151
		1,785,061
Trading Companies and Distributors — 0.4%
Fastenal Co.	13,131	526,947
WW Grainger, Inc.	1,304	1,315,801
		1,842,748
TOTAL COMMON STOCKS (Cost $200,529,560)		478,934,041
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $2,153,283), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $2,111,448) (Cost $2,111,000)		2,111,000
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $202,640,560)		481,045,041
OTHER ASSETS AND LIABILITIES — (0.1)%		(406,975)
TOTAL NET ASSETS — 100.0%		$480,638,066

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$478,934,041	—	—
Short-Term Investments	—	$2,111,000	—
	$478,934,041	$2,111,000	—
See Notes to Financial Statements.

Schedule of Investments - Equity Growth Fund

DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.0%
Lockheed Martin Corp.	1,181	$571,214
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.	26,372	4,239,563
FedEx Corp.	24,416	7,052,806
United Parcel Service, Inc., Class B	133,288	13,220,836
		24,513,205
Automobile Components — 0.5%
Aptiv PLC(1)	48,250	3,671,343
BorgWarner, Inc.	76,668	3,454,660
Garrett Motion, Inc.	70,951	1,236,676
		8,362,679
Automobiles — 1.0%
Tesla, Inc.(1)	42,365	19,052,388
Banks — 7.3%
Bank of America Corp.	532,197	29,270,835
Citigroup, Inc.	266,368	31,082,482
JPMorgan Chase & Co.	103,504	33,351,059
PNC Financial Services Group, Inc.	23,468	4,898,476
Truist Financial Corp.	327,540	16,118,243
U.S. Bancorp	386,384	20,617,450
		135,338,545
Beverages — 0.1%
Monster Beverage Corp.(1)	20,682	1,585,689
Biotechnology — 3.9%
AbbVie, Inc.	145,769	33,306,759
Gilead Sciences, Inc.	191,930	23,557,488
Incyte Corp.(1)	36,032	3,558,881
Natera, Inc.(1)	13,549	3,103,940
Neurocrine Biosciences, Inc.(1)	19,279	2,734,340
Regeneron Pharmaceuticals, Inc.	1,156	892,282
United Therapeutics Corp.(1)	5,863	2,856,747
Vertex Pharmaceuticals, Inc.(1)	6,259	2,837,580
		72,848,017
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	331,210	76,449,892
Dillard's, Inc., Class A	2,770	1,679,562
eBay, Inc.	103,843	9,044,725
		87,174,179
Building Products — 0.3%
A.O. Smith Corp.	27,066	1,810,174
Griffon Corp.	38,516	2,836,704
		4,646,878
Capital Markets — 1.0%
Cboe Global Markets, Inc.	15,687	3,937,437
Evercore, Inc., Class A	8,923	3,036,051
Interactive Brokers Group, Inc., Class A	62,469	4,017,381
MSCI, Inc.	10,490	6,018,428
StoneX Group, Inc.(1)	9,646	917,624
		17,926,921

Schedule of Investments - Equity Growth Fund

	Shares	Value
Chemicals — 0.1%
NewMarket Corp.	3,512	$2,413,657
Commercial Services and Supplies — 0.5%
Rollins, Inc.	81,202	4,873,744
Veralto Corp.	35,449	3,537,101
		8,410,845
Communications Equipment — 1.7%
Ciena Corp.(1)	10,237	2,394,127
Cisco Systems, Inc.	360,697	27,784,490
F5, Inc.(1)	6,303	1,608,904
		31,787,521
Construction and Engineering — 1.0%
EMCOR Group, Inc.	9,596	5,870,737
Granite Construction, Inc.	39,324	4,536,024
Primoris Services Corp.	23,330	2,896,186
Valmont Industries, Inc.	11,301	4,546,618
		17,849,565
Consumer Finance — 0.5%
Enova International, Inc.(1)	31,258	4,913,757
Synchrony Financial	44,890	3,745,173
		8,658,930
Consumer Staples Distribution & Retail — 3.2%
Casey's General Stores, Inc.	2,006	1,108,736
Costco Wholesale Corp.	4,352	3,752,904
Dollar General Corp.	59,858	7,947,347
Dollar Tree, Inc.(1)	48,671	5,987,020
Kroger Co.	132,355	8,269,540
Maplebear, Inc.(1)	54,420	2,447,811
Sysco Corp.	106,685	7,861,618
U.S. Foods Holding Corp.(1)	20,546	1,547,525
Walmart, Inc.	177,841	19,813,266
		58,735,767
Containers and Packaging — 0.2%
Crown Holdings, Inc.	31,057	3,197,939
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	44,625	1,817,576
Electrical Equipment — 0.9%
Acuity, Inc.	7,765	2,795,711
Nextpower, Inc., Class A(1)	30,388	2,647,099
Rockwell Automation, Inc.	24,818	9,655,939
Vertiv Holdings Co., Class A	13,844	2,242,866
		17,341,615
Electronic Equipment, Instruments and Components — 1.3%
Jabil, Inc.	9,317	2,124,462
Keysight Technologies, Inc.(1)	37,756	7,671,642
TE Connectivity PLC	65,236	14,841,842
		24,637,946
Energy Equipment and Services — 0.3%
TechnipFMC PLC	87,518	3,899,802
Weatherford International PLC	12,480	976,685
		4,876,487
Entertainment — 0.4%
Netflix, Inc.(1)	61,081	5,726,954
Spotify Technology SA(1)	3,591	2,085,330
		7,812,284

Schedule of Investments - Equity Growth Fund

	Shares	Value
Financial Services — 3.0%
Affirm Holdings, Inc.(1)	5,742	$427,377
Fiserv, Inc.(1)	14,253	957,374
Mastercard, Inc., Class A	53,238	30,392,510
PayPal Holdings, Inc.	139,102	8,120,775
Toast, Inc., Class A(1)	24,526	870,918
Visa, Inc., Class A	40,299	14,133,262
		54,902,216
Food Products — 0.3%
Archer-Daniels-Midland Co.	71,913	4,134,279
Hershey Co.	10,344	1,882,401
		6,016,680
Health Care Equipment and Supplies — 0.9%
Align Technology, Inc.(1)	19,992	3,121,751
Dexcom, Inc.(1)	68,011	4,513,890
LivaNova PLC(1)	63,769	3,923,706
ResMed, Inc.	21,924	5,280,834
		16,840,181
Health Care Providers and Services — 2.5%
Cardinal Health, Inc.	53,030	10,897,665
HCA Healthcare, Inc.	37,362	17,442,823
Labcorp Holdings, Inc.	12,954	3,249,900
McKesson Corp.	12,325	10,110,074
Quest Diagnostics, Inc.	24,806	4,304,585
		46,005,047
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	4,441	991,364
Hotels, Restaurants and Leisure — 3.4%
Airbnb, Inc., Class A(1)	72,557	9,847,436
Booking Holdings, Inc.	4,633	24,811,244
Brinker International, Inc.(1)	5,944	853,083
DoorDash, Inc., Class A(1)	34,903	7,904,831
DraftKings, Inc., Class A(1)	43,207	1,488,913
Expedia Group, Inc.	25,860	7,326,397
Yum! Brands, Inc.	68,287	10,330,457
		62,562,361
Household Products — 1.1%
Church & Dwight Co., Inc.	28,323	2,374,883
Colgate-Palmolive Co.	198,490	15,684,680
Procter & Gamble Co.	11,999	1,719,577
		19,779,140
Insurance — 2.0%
Allstate Corp.	4,275	889,841
Arch Capital Group Ltd.(1)	33,412	3,204,879
Hartford Insurance Group, Inc.	38,453	5,298,824
Progressive Corp.	99,382	22,631,269
Travelers Cos., Inc.	15,873	4,604,122
		36,628,935
Interactive Media and Services — 8.0%
Alphabet, Inc., Class A	110,965	34,732,045
Alphabet, Inc., Class C	188,156	59,043,353
Cargurus, Inc.(1)	30,902	1,185,092
Match Group, Inc.	67,077	2,165,916

Schedule of Investments - Equity Growth Fund

	Shares	Value
Meta Platforms, Inc., Class A	75,923	$50,116,013
Pinterest, Inc., Class A(1)	47,871	1,239,380
		148,481,799
IT Services — 1.4%
Cognizant Technology Solutions Corp., Class A	15,747	1,307,001
International Business Machines Corp.	46,633	13,813,161
Twilio, Inc., Class A(1)	42,402	6,031,260
VeriSign, Inc.	18,865	4,583,252
		25,734,674
Machinery — 1.0%
Cummins, Inc.	28,511	14,553,440
Otis Worldwide Corp.	50,835	4,440,437
		18,993,877
Media — 0.2%
Fox Corp., Class A	42,155	3,080,266
Metals and Mining — 0.6%
Newmont Corp.	113,893	11,372,216
Southern Copper Corp.	235	33,716
		11,405,932
Oil, Gas and Consumable Fuels — 0.7%
Expand Energy Corp.	67,342	7,431,863
Gulfport Energy Corp.(1)	19,641	4,085,132
Occidental Petroleum Corp.	50,743	2,086,552
		13,603,547
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	15,885	1,663,477
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	420,869	22,701,674
Indivior PLC(1)	29,526	1,059,393
Jazz Pharmaceuticals PLC(1)	18,065	3,071,050
Johnson & Johnson	163,448	33,825,564
Merck & Co., Inc.	275,029	28,949,552
		89,607,233
Professional Services — 0.7%
Broadridge Financial Solutions, Inc.	34,349	7,665,666
Leidos Holdings, Inc.	19,146	3,453,939
SS&C Technologies Holdings, Inc.	27,324	2,388,664
		13,508,269
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	5,769	1,941,095
Retail REITs — 0.2%
Simon Property Group, Inc.	22,635	4,189,965
Semiconductors and Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(1)	14,668	3,141,299
Applied Materials, Inc.	106,938	27,481,997
Broadcom, Inc.	121,636	42,098,219
Cirrus Logic, Inc.(1)	22,992	2,724,552
Lam Research Corp.	146,657	25,104,745
NVIDIA Corp.	754,864	140,782,136
QUALCOMM, Inc.	140,893	24,099,748
		265,432,696

Schedule of Investments - Equity Growth Fund

	Shares	Value
Software — 12.1%
Adobe, Inc.(1)	60,530	$21,184,895
AppLovin Corp., Class A(1)	12,398	8,354,020
Atlassian Corp., Class A(1)	16,210	2,628,289
Autodesk, Inc.(1)	47,071	13,933,487
Crowdstrike Holdings, Inc., Class A(1)	11,555	5,416,522
Datadog, Inc., Class A(1)	9,527	1,295,577
Docusign, Inc.(1)	40,508	2,770,747
HubSpot, Inc.(1)	11,637	4,669,928
Intuit, Inc.	26,533	17,575,990
Microsoft Corp.	177,810	85,992,472
Nutanix, Inc., Class A(1)	30,423	1,572,565
Palantir Technologies, Inc., Class A(1)	71,929	12,785,380
Palo Alto Networks, Inc.(1)	7,612	1,402,130
PTC, Inc.(1)	20,126	3,506,151
RingCentral, Inc., Class A(1)	101,187	2,922,281
Salesforce, Inc.	106,040	28,091,056
ServiceNow, Inc.(1)	63,570	9,738,288
		223,839,778
Specialty Retail — 2.9%
Bath & Body Works, Inc.	78,008	1,566,401
Best Buy Co., Inc.	25,090	1,679,274
Home Depot, Inc.	48,839	16,805,500
Lowe's Cos., Inc.	97,034	23,400,719
TJX Cos., Inc.	25,624	3,936,103
Ulta Beauty, Inc.(1)	9,958	6,024,689
		53,412,686
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	454,508	123,562,545
Dell Technologies, Inc., Class C	58,454	7,358,189
NetApp, Inc.	44,828	4,800,631
Pure Storage, Inc., Class A(1)	43,237	2,897,311
Sandisk Corp.(1)	8,826	2,095,116
		140,713,792
Textiles, Apparel and Luxury Goods — 0.6%
Lululemon Athletica, Inc.(1)	24,970	5,189,016
Tapestry, Inc.	46,722	5,969,670
		11,158,686
Trading Companies and Distributors — 0.4%
Ferguson Enterprises, Inc.	15,379	3,423,827
WW Grainger, Inc.	3,119	3,147,227
		6,571,054
TOTAL COMMON STOCKS (Cost $1,108,492,606)		1,836,624,597
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $9,991,968), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $9,798,079) (Cost $9,796,000)		9,796,000
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,118,288,606)		1,846,420,597
OTHER ASSETS AND LIABILITIES — (0.1)%		(932,821)
TOTAL NET ASSETS — 100.0%		$1,845,487,776

Schedule of Investments - Equity Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,836,624,597	—	—
Short-Term Investments	—	$9,796,000	—
	$1,836,624,597	$9,796,000	—

See Notes to Financial Statements.

Schedule of Investments - Global Gold Fund
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 13.3%
Alkane Resources Ltd.(1)	2,253,200	$2,007,062
Capricorn Metals Ltd.(1)	1,421,200	13,446,764
Catalyst Metals Ltd.(1)(2)	1,026,200	4,990,695
Evolution Mining Ltd.	4,144,049	34,680,461
Genesis Minerals Ltd.(1)	585,900	2,802,686
Greatland Resources Ltd.(1)	571,700	3,935,478
Kingsgate Consolidated Ltd.(1)	2,882,800	10,765,519
Northern Star Resources Ltd.	2,868,317	50,475,627
Pantoro Gold Ltd.(1)	485,300	1,567,045
Perseus Mining Ltd.	7,529,500	28,306,239
Ramelius Resources Ltd.	5,984,248	16,459,054
Regis Resources Ltd.	5,323,500	26,550,863
Resolute Mining Ltd.(1)	8,008,600	6,486,454
Vault Minerals Ltd.(1)	3,614,092	13,007,607
West African Resources Ltd.(1)	3,110,400	6,157,102
Westgold Resources Ltd.	2,907,700	12,349,562
		233,988,218
Brazil — 0.7%
Aura Minerals, Inc.	254,500	12,830,618
Canada — 48.7%
Agnico Eagle Mines Ltd.	614,673	104,205,514
Alamos Gold, Inc., Class A	952,700	36,755,166
Allied Gold Corp.(1)	167,809	3,845,101
Allied Gold Corp. (New York)(1)	616,100	14,096,368
Andean Precious Metals Corp.(1)(2)	1,890,031	13,439,731
Aris Mining Corp.(1)	96,400	1,564,572
Avino Silver & Gold Mines Ltd.(1)(2)	416,200	2,589,595
B2Gold Corp.	5,238,700	23,626,537
Barrick Mining Corp.	2,178,320	94,865,836
Discovery Silver Corp.(1)	737,000	4,499,698
DPM Metals, Inc.	1,007,800	31,147,044
Eldorado Gold Corp.(1)	473,800	17,018,896
Endeavour Silver Corp.(1)(2)	1,239,200	11,648,480
Equinox Gold Corp. (Toronto)(1)(2)	230,845	3,244,326
Equinox Gold Corp.(1)(2)	564,900	7,931,196
First Majestic Silver Corp.	139,300	2,320,738
Fortuna Mining Corp.(1)	1,210,200	11,872,062
Franco-Nevada Corp.	303,500	62,909,480
Galiano Gold, Inc.(1)	2,312,820	5,880,836
IAMGOLD Corp.(1)	1,902,800	31,377,172
Jaguar Mining, Inc.(1)	250,100	1,317,419
K92 Mining, Inc.(1)	1,686,200	27,875,034
Kinross Gold Corp.	3,244,357	91,361,093
Lundin Gold, Inc.	179,700	14,927,976
New Gold, Inc.(1)	2,111,200	18,388,552
Novagold Resources, Inc.(1)	95,300	888,740
OceanaGold Corp.	1,239,566	35,131,046
OR Royalties, Inc.	210,200	7,438,978
Orezone Gold Corp.(1)(2)	1,035,100	1,334,834

Schedule of Investments - Global Gold Fund

	Shares	Value
Orla Mining Ltd.(1)(2)	1,287,900	$17,321,507
Pan American Silver Corp.	786,263	40,736,286
SSR Mining, Inc.(1)	860,600	18,864,352
Torex Gold Resources, Inc.	396,164	18,917,044
Victoria Gold Corp./Vancouver(1)(2)	473,000	3,446
Wesdome Gold Mines Ltd.(1)	1,253,900	20,774,242
Wheaton Precious Metals Corp.	506,200	59,488,624
		859,607,521
China — 4.9%
Lingbao Gold Group Co. Ltd., Class H(2)	2,530,000	5,824,045
Zhaojin Mining Industry Co. Ltd., H Shares	3,039,000	11,999,595
Zijin Gold International Co. Ltd.(1)	44,976	842,343
Zijin Mining Group Co. Ltd., H Shares	14,694,000	67,275,507
		85,941,490
Mexico — 0.8%
Industrias Penoles SAB de CV(1)	281,100	14,766,901
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR	106,600	2,966,678
Singapore — 0.1%
CNMC Goldmine Holdings Ltd.	3,421,700	2,751,602
South Africa — 13.0%
Anglogold Ashanti PLC (New York)	888,422	75,764,628
DRDGOLD Ltd., ADR	469,800	14,568,498
Gold Fields Ltd., ADR	2,018,800	88,140,808
Harmony Gold Mining Co. Ltd., ADR	2,022,800	40,253,720
Impala Platinum Holdings Ltd.	146,800	2,306,983
Northam Platinum Holdings Ltd.	213,500	4,332,543
Sibanye Stillwater Ltd.(1)(2)	1,173,800	4,279,437
		229,646,617
United Kingdom — 5.2%
Endeavour Mining PLC(2)	877,604	45,192,562
Fresnillo PLC	278,000	12,396,144
Hochschild Mining PLC	2,109,800	14,504,299
Pan African Resources PLC	12,136,400	19,676,900
		91,769,905
United States — 12.3%
Coeur Mining, Inc.(1)	637,500	11,366,625
Hecla Mining Co.	710,200	13,628,738
Newmont Corp.	1,573,980	157,161,903
Royal Gold, Inc.	155,021	34,459,618
		216,616,884
TOTAL COMMON STOCKS (Cost $626,551,886)		1,750,886,434
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,927,384	9,927,384
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $12,468,653), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $12,226,594)		12,224,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,151,384)		22,151,384
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $648,703,270)		1,773,037,818
OTHER ASSETS AND LIABILITIES — (0.5)%		(9,019,669)
TOTAL NET ASSETS — 100.0%		$1,764,018,149

Schedule of Investments - Global Gold Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,350,763. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,631,946, which includes securities collateral of $9,704,562.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$233,988,218	—
Canada	$656,469,902	203,137,619	—
China	—	85,941,490	—
Mexico	—	14,766,901	—
Singapore	—	2,751,602	—
South Africa	218,727,654	10,918,963	—
United Kingdom	—	91,769,905	—
Other Countries	232,414,180	—	—
Short-Term Investments	9,927,384	12,224,000	—
	$1,117,539,120	$655,498,698	—

See Notes to Financial Statements.

Schedule of Investments - Small Company Fund
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.6%
Astronics Corp.(1)	8,279	$449,053
Ducommun, Inc.(1)	2,272	216,136
V2X, Inc.(1)	4,375	238,656
		903,845
Automobile Components — 1.5%
Adient PLC(1)	17,853	342,242
American Axle & Manufacturing Holdings, Inc.(1)(2)	56,255	360,595
Fox Factory Holding Corp.(1)	16,300	278,893
Garrett Motion, Inc.	40,125	699,379
Gentherm, Inc.(1)	7,728	281,067
Visteon Corp.	4,489	426,904
		2,389,080
Banks — 7.9%
Bank of NT Butterfield & Son Ltd.	19,833	988,080
BankUnited, Inc.	36,575	1,630,148
Burke & Herbert Financial Services Corp.	4,573	284,944
Byline Bancorp, Inc.	12,944	377,318
First BanCorp	18,792	389,558
First Financial Bancorp	36,290	907,976
First Financial Corp.	6,872	415,206
Fulton Financial Corp.	38,117	736,802
Hanmi Financial Corp.	22,049	595,984
Heritage Financial Corp.	9,717	229,807
Home BancShares, Inc.	6,228	173,014
Hope Bancorp, Inc.	43,350	475,116
Horizon Bancorp, Inc.	4,268	72,385
International Bancshares Corp.	3,316	220,315
Mercantile Bank Corp.	5,394	259,451
Metropolitan Bank Holding Corp.	7,108	542,767
National Bank Holdings Corp., Class A	8,514	323,617
Northwest Bancshares, Inc.	29,783	357,396
OFG Bancorp	15,013	615,233
Peoples Bancorp, Inc.	16,804	504,624
Popular, Inc.	2,859	356,003
Provident Financial Services, Inc.	37,471	740,052
QCR Holdings, Inc.	5,907	492,053
Tompkins Financial Corp.	4,107	297,840
TriCo Bancshares	6,766	320,505
		12,306,194
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	3,217	493,166
Biotechnology — 7.0%
ACADIA Pharmaceuticals, Inc.(1)	68,611	1,832,600
Alkermes PLC(1)	61,088	1,709,242
Amicus Therapeutics, Inc. (1)	34,816	495,780
Aurinia Pharmaceuticals, Inc.(1)	55,672	887,968
BioCryst Pharmaceuticals, Inc.(1)	103,058	803,852
Biohaven Ltd.(1)	12,464	140,719
CareDx, Inc.(1)	7,189	135,441
Caris Life Sciences, Inc.(1)	5,851	157,860

Schedule of Investments - Small Company Fund

	Shares	Value
Catalyst Pharmaceuticals, Inc.(1)	37,748	$881,038
Day One Biopharmaceuticals, Inc.(1)	24,818	231,304
Halozyme Therapeutics, Inc.(1)	6,355	427,691
Intellia Therapeutics, Inc.(1)(2)	11,721	105,372
Keros Therapeutics, Inc.(1)	16,324	332,357
Kodiak Sciences, Inc.(1)	8,553	239,142
Kura Oncology, Inc.(1)	38,976	404,961
MiMedx Group, Inc.(1)	57,238	387,501
Monte Rosa Therapeutics, Inc.(1)(2)	19,645	308,034
Myriad Genetics, Inc.(1)	31,481	193,608
Praxis Precision Medicines, Inc.(1)	584	172,128
Stoke Therapeutics, Inc.(1)(2)	21,391	678,950
Veracyte, Inc.(1)	10,572	445,081
		10,970,629
Broadline Retail — 0.1%
Etsy, Inc.(1)	2,293	127,124
Building Products — 1.7%
American Woodmark Corp.(1)	3,379	182,128
Apogee Enterprises, Inc.	10,433	379,866
Griffon Corp.	7,151	526,671
Janus International Group, Inc.(1)	65,529	428,560
Owens Corning	7,317	818,845
Resideo Technologies, Inc.(1)	10,116	355,274
		2,691,344
Capital Markets — 4.1%
Acadian Asset Management, Inc.	16,142	758,674
Artisan Partners Asset Management, Inc., Class A	23,065	939,668
Donnelley Financial Solutions, Inc.(1)	11,207	523,255
Hamilton Lane, Inc., Class A	7,262	975,359
Patria Investments Ltd., Class A(2)	15,143	240,622
PJT Partners, Inc., Class A	11,207	1,873,811
StoneX Group, Inc.(1)	12,294	1,169,528
		6,480,917
Chemicals — 1.6%
Ecovyst, Inc.(1)	40,867	397,636
Ingevity Corp.(1)	12,593	745,254
Perimeter Solutions, Inc.(1)	5,095	140,265
Scotts Miracle-Gro Co.	20,900	1,219,515
		2,502,670
Commercial Services and Supplies — 2.0%
Brink's Co.	4,061	474,041
Cimpress PLC(1)	6,792	452,279
CoreCivic, Inc.(1)	10,929	208,853
Deluxe Corp.	21,649	483,422
Healthcare Services Group, Inc.(1)	33,310	636,887
Interface, Inc.	10,220	285,342
MillerKnoll, Inc.	32,631	596,495
		3,137,319
Communications Equipment — 3.2%
ADTRAN Holdings, Inc.(1)	34,945	303,672
Calix, Inc.(1)	32,919	1,742,403
CommScope Holding Co., Inc.(1)	12,091	219,210

Schedule of Investments - Small Company Fund

	Shares	Value
Extreme Networks, Inc.(1)	21,518	$358,275
NetScout Systems, Inc.(1)	33,800	914,628
Viasat, Inc.(1)	7,080	243,977
Viavi Solutions, Inc.(1)	69,236	1,233,785
		5,015,950
Construction and Engineering — 5.0%
Argan, Inc.	2,323	727,842
EMCOR Group, Inc.	1,983	1,213,180
Granite Construction, Inc.	13,659	1,575,566
IES Holdings, Inc.(1)	356	138,491
Primoris Services Corp.	9,440	1,171,882
Sterling Infrastructure, Inc.(1)	7,085	2,169,639
Tutor Perini Corp.	8,934	598,757
Valmont Industries, Inc.	392	157,709
		7,753,066
Consumer Finance — 2.3%
Dave, Inc.(1)	1,036	229,381
Enova International, Inc.(1)	13,238	2,081,014
FirstCash Holdings, Inc.	3,750	597,675
LendingTree, Inc.(1)	2,119	112,498
OneMain Holdings, Inc.	2,970	200,623
PROG Holdings, Inc.	14,752	435,036
		3,656,227
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc.	18,906	1,005,232
Maplebear, Inc.(1)	7,465	335,776
Sprouts Farmers Market, Inc.(1)	10,557	841,076
United Natural Foods, Inc.(1)	23,092	777,508
Weis Markets, Inc.	2,381	152,598
		3,112,190
Containers and Packaging — 0.2%
Myers Industries, Inc.	16,883	316,050
Distributors — 0.4%
GigaCloud Technology, Inc., Class A(1)	16,355	642,424
Diversified Consumer Services — 1.8%
American Public Education, Inc.(1)	4,846	183,179
Coursera, Inc.(1)	52,384	385,546
Frontdoor, Inc.(1)	30,268	1,746,161
Perdoceo Education Corp.	10,304	302,217
Stride, Inc.(1)	2,196	142,586
		2,759,689
Diversified REITs — 0.3%
American Assets Trust, Inc.	22,826	432,096
Diversified Telecommunication Services — 0.7%
GCI Liberty, Inc., Class C(1)	11,324	421,366
IDT Corp., Class B	7,493	383,716
Liberty Latin America Ltd., Class C(1)	45,080	336,297
		1,141,379
Electrical Equipment — 3.2%
Allient, Inc.	6,999	376,196
Array Technologies, Inc.(1)(2)	74,700	688,734
Bloom Energy Corp., Class A(1)	13,660	1,186,918
EnerSys	2,255	330,921

Schedule of Investments - Small Company Fund

	Shares	Value
Nextpower, Inc., Class A(1)	12,956	$1,128,597
Powell Industries, Inc.(2)	2,140	682,189
Vicor Corp.(1)	6,058	663,957
		5,057,512
Electronic Equipment, Instruments and Components — 2.0%
Arlo Technologies, Inc.(1)	47,948	670,793
Daktronics, Inc.(1)	11,725	231,803
Kimball Electronics, Inc.(1)	11,998	333,784
nLight, Inc.(1)	6,699	251,280
Sanmina Corp.(1)	2,116	317,548
ScanSource, Inc.(1)	10,101	394,545
TTM Technologies, Inc.(1)	12,582	868,158
		3,067,911
Energy Equipment and Services — 0.8%
ProPetro Holding Corp.(1)	21,105	200,708
Tidewater, Inc.(1)	1,838	92,837
Weatherford International PLC	12,583	984,746
		1,278,291
Entertainment — 0.0%
IMAX Corp.(1)	1,655	61,169
Financial Services — 1.1%
Essent Group Ltd.	7,912	514,359
Flywire Corp.(1)	38,047	538,746
Remitly Global, Inc.(1)	53,608	739,790
		1,792,895
Food Products — 0.2%
Dole PLC	3,225	48,343
Fresh Del Monte Produce, Inc.	7,432	264,802
		313,145
Gas Utilities — 0.5%
UGI Corp.	20,484	766,716
Health Care Equipment and Supplies — 2.5%
Align Technology, Inc.(1)	851	132,884
Alphatec Holdings, Inc.(1)	9,263	194,893
AtriCure, Inc.(1)	15,629	618,283
Embecta Corp.	27,698	329,052
Inspire Medical Systems, Inc.(1)	1,061	97,856
LivaNova PLC(1)	9,757	600,348
Merit Medical Systems, Inc.(1)	2,914	256,840
Novocure Ltd.(1)	30,416	393,279
Orthofix Medical, Inc.(1)	12,954	196,383
Tactile Systems Technology, Inc.(1)	11,003	319,087
Tandem Diabetes Care, Inc.(1)	32,370	711,493
		3,850,398
Health Care Providers and Services — 2.7%
Addus HomeCare Corp.(1)	3,072	329,902
Castle Biosciences, Inc.(1)	13,557	527,367
Guardant Health, Inc.(1)	7,114	726,624
Option Care Health, Inc.(1)	47,475	1,512,554
Pediatrix Medical Group, Inc.(1)	14,914	319,010
Progyny, Inc.(1)	32,415	832,417
		4,247,874

Schedule of Investments - Small Company Fund

	Shares	Value
Health Care REITs — 0.7%
CareTrust REIT, Inc.	17,268	$624,411
Diversified Healthcare Trust	83,979	407,298
		1,031,709
Health Care Technology — 0.7%
Phreesia, Inc.(1)	19,690	333,155
Schrodinger, Inc.(1)	18,192	325,273
Teladoc Health, Inc.(1)	63,985	447,895
		1,106,323
Hotel & Resort REITs — 0.6%
DiamondRock Hospitality Co.	99,877	894,898
Summit Hotel Properties, Inc.	19,937	97,093
		991,991
Hotels, Restaurants and Leisure — 1.0%
Brinker International, Inc.(1)	1,919	275,415
Rush Street Interactive, Inc.(1)	38,074	739,778
Super Group SGHC Ltd.	40,436	483,210
		1,498,403
Household Durables — 1.9%
Cavco Industries, Inc.(1)	2,871	1,696,015
Champion Homes, Inc.(1)	7,705	651,072
Sonos, Inc.(1)	31,009	544,518
		2,891,605
Household Products — 0.2%
Central Garden & Pet Co., Class A(1)	12,595	367,648
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	3,394	48,670
Hallador Energy Co.(1)	15,653	298,033
		346,703
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.(2)	6,645	314,707
Insurance — 1.3%
Horace Mann Educators Corp.	6,475	299,015
Kinsale Capital Group, Inc.	333	130,243
Palomar Holdings, Inc.(1)	12,335	1,662,265
		2,091,523
Interactive Media and Services — 1.5%
Cargurus, Inc.(1)	22,526	863,872
Cars.com, Inc.(1)	27,882	340,160
EverQuote, Inc., Class A(1)	3,406	91,962
Match Group, Inc.	9,319	300,911
TripAdvisor, Inc.(1)	12,052	175,477
Yelp, Inc.(1)	17,455	530,458
		2,302,840
IT Services — 0.2%
ASGN, Inc.(1)	5,778	278,326
Leisure Products — 0.7%
Brunswick Corp.	4,181	310,398
Peloton Interactive, Inc., Class A(1)	12,118	74,647
Polaris, Inc.	10,565	668,236
		1,053,281
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	43,846	715,128

Schedule of Investments - Small Company Fund

	Shares	Value
Charles River Laboratories International, Inc.(1)	1,507	$300,617
Fortrea Holdings, Inc.(1)	12,536	216,246
Medpace Holdings, Inc.(1)	140	78,631
		1,310,622
Machinery — 2.5%
Blue Bird Corp.(1)(2)	15,678	736,866
Kennametal, Inc.	5,590	158,812
Microvast Holdings, Inc.(1)(2)	55,327	154,916
Mueller Industries, Inc.	17,154	1,969,279
Proto Labs, Inc.(1)	11,864	600,200
REV Group, Inc.	4,403	267,746
		3,887,819
Marine Transportation — 0.4%
Matson, Inc.	5,489	678,166
Media — 0.2%
Magnite, Inc.(1)	18,369	298,129
Metals and Mining — 2.1%
Commercial Metals Co.	35,706	2,471,569
Compass Minerals International, Inc.(1)(2)	16,590	325,828
Constellium SE(1)	27,206	512,833
		3,310,230
Multi-Utilities — 0.5%
Avista Corp.	20,473	789,029
Office REITs — 0.1%
Hudson Pacific Properties, Inc.(1)	11,152	120,776
Oil, Gas and Consumable Fuels — 2.2%
Crescent Energy Co., Class A	113,523	952,458
DHT Holdings, Inc.	8,457	103,260
HF Sinclair Corp.	7,833	360,945
Ovintiv, Inc.	41,800	1,638,142
Par Pacific Holdings, Inc.(1)	4,024	141,403
World Kinect Corp.	8,026	188,049
		3,384,257
Pharmaceuticals — 4.2%
Amneal Pharmaceuticals, Inc.(1)	92,652	1,167,415
ANI Pharmaceuticals, Inc.(1)	8,701	686,857
Avadel Pharmaceuticals PLC(1)	10,936	235,671
Collegium Pharmaceutical, Inc.(1)	15,780	730,614
Harmony Biosciences Holdings, Inc.(1)	21,565	806,962
Indivior PLC(1)	23,668	849,208
Innoviva, Inc.(1)	23,044	460,650
Jazz Pharmaceuticals PLC(1)	1,773	301,410
Pacira BioSciences, Inc.(1)	29,475	762,813
Septerna, Inc.(1)	9,948	277,350
Supernus Pharmaceuticals, Inc.(1)	4,510	224,147
Theravance Biopharma, Inc.(1)	4,774	89,321
		6,592,418
Professional Services — 2.8%
Innodata, Inc.(1)(2)	5,956	303,458
Legalzoom.com, Inc.(1)	52,957	525,863
Maximus, Inc.	3,285	283,561
Planet Labs PBC(1)	75,575	1,490,339

Schedule of Investments - Small Company Fund

	Shares	Value
Upwork, Inc.(1)	50,992	$1,010,661
Verra Mobility Corp.(1)	34,228	767,050
		4,380,932
Real Estate Management and Development — 1.1%
Compass, Inc., Class A(1)	91,429	966,405
Cushman & Wakefield Ltd.(1)	30,937	500,870
eXp World Holdings, Inc.(2)	29,004	262,486
		1,729,761
Retail REITs — 0.7%
CBL & Associates Properties, Inc.	8,834	326,858
Getty Realty Corp.	5,537	151,548
Tanger, Inc.	18,697	623,919
		1,102,325
Semiconductors and Semiconductor Equipment — 4.1%
Ambarella, Inc.(1)	4,329	306,666
Amkor Technology, Inc.	15,302	604,123
Cirrus Logic, Inc.(1)	12,992	1,539,552
Credo Technology Group Holding Ltd.(1)	6,608	950,825
FormFactor, Inc.(1)	5,240	292,287
Impinj, Inc.(1)	2,260	393,263
Kulicke & Soffa Industries, Inc.	1,638	74,627
Onto Innovation, Inc.(1)	733	115,712
Penguin Solutions, Inc.(1)	29,213	571,406
Rambus, Inc.(1)	5,997	551,064
Semtech Corp.(1)	10,921	804,769
Ultra Clean Holdings, Inc.(1)	9,729	246,436
		6,450,730
Software — 7.3%
Adeia, Inc.	28,681	494,747
Alarm.com Holdings, Inc.(1)	2,524	128,775
Amplitude, Inc., Class A(1)	22,808	264,117
Appfolio, Inc., Class A(1)	324	75,379
Appian Corp., Class A(1)	4,277	151,491
Asana, Inc., Class A(1)	25,733	352,799
Blackbaud, Inc.(1)	5,119	324,135
BlackLine, Inc.(1)	3,384	187,101
Box, Inc., Class A(1)	45,463	1,359,798
Clear Secure, Inc., Class A	18,727	656,943
Commvault Systems, Inc.(1)	3,891	487,776
Five9, Inc.(1)	18,477	370,464
InterDigital, Inc.(2)	1,140	362,953
LiveRamp Holdings, Inc.(1)	29,035	852,758
Pagaya Technologies Ltd., Class A(1)	21,969	459,152
PagerDuty, Inc.(1)	17,335	227,262
Pegasystems, Inc.	14,290	853,399
Q2 Holdings, Inc.(1)	14,670	1,058,587
Rapid7, Inc.(1)	5,134	78,037
RingCentral, Inc., Class A(1)	28,126	812,279
SPS Commerce, Inc.(1)	4,037	359,818
Tenable Holdings, Inc.(1)	7,765	182,711
Teradata Corp.(1)	9,689	294,933
UiPath, Inc., Class A(1)	5,442	89,194
Varonis Systems, Inc.(1)	949	31,127

Schedule of Investments - Small Company Fund

	Shares	Value
Yext, Inc.(1)	50,252	$405,031
Zeta Global Holdings Corp., Class A(1)	22,332	454,456
		11,375,222
Specialty Retail — 3.8%
Abercrombie & Fitch Co., Class A(1)	8,999	1,132,704
American Eagle Outfitters, Inc.	67,623	1,783,218
Bath & Body Works, Inc.	13,109	263,229
RealReal, Inc.(1)	46,434	732,728
Signet Jewelers Ltd.	15,252	1,264,086
Warby Parker, Inc., Class A(1)	31,820	693,358
		5,869,323
Textiles, Apparel and Luxury Goods — 0.6%
Crocs, Inc.(1)	9,656	825,781
Steven Madden Ltd.	1,100	45,804
		871,585
Trading Companies and Distributors — 1.3%
DNOW, Inc.(1)	68,979	913,972
DXP Enterprises, Inc.(1)	3,899	428,071
Rush Enterprises, Inc., Class A	13,492	727,758
		2,069,801
TOTAL COMMON STOCKS (Cost $122,383,965)		155,763,454
RIGHTS — 0.0%
Biotechnology — 0.0%
Poseida Therapeutics, Inc.(1)(2) (Cost $15,546)	31,092	15,546
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,836,122	2,836,122
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $594,774), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $583,124)		583,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,419,122)		3,419,122
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $125,818,633)		159,198,122
OTHER ASSETS AND LIABILITIES — (1.8)%		(2,882,375)
TOTAL NET ASSETS — 100.0%		$156,315,747

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,494,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,601,988, which includes securities collateral of $765,866.

Schedule of Investments - Small Company Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$155,763,454	—	—
Rights	15,546	—	—
Short-Term Investments	2,836,122	$583,000	—
	$158,615,122	$583,000	—

See Notes to Financial Statements.

Schedule of Investments - Utilities Fund
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Electric Utilities — 61.5%
American Electric Power Co., Inc.	136,695	$15,762,300
Constellation Energy Corp.	39,040	13,791,661
Duke Energy Corp.	139,019	16,294,417
Edison International	83,548	5,014,551
Entergy Corp.	87,778	8,113,321
Eversource Energy	132,428	8,916,377
Exelon Corp.	286,564	12,491,325
FirstEnergy Corp.	199,930	8,950,866
NextEra Energy, Inc.	377,882	30,336,367
NRG Energy, Inc.	33,843	5,389,159
OGE Energy Corp.	109,892	4,692,388
PG&E Corp.	478,857	7,695,232
Pinnacle West Capital Corp.	74,525	6,610,368
Portland General Electric Co.	99,260	4,763,487
PPL Corp.	273,130	9,565,013
Southern Co.	149,982	13,078,430
Xcel Energy, Inc.	52,730	3,894,638
		175,359,900
Gas Utilities — 8.2%
Atmos Energy Corp.	28,772	4,823,050
New Jersey Resources Corp.	103,670	4,781,260
Northwest Natural Holding Co.	100,381	4,691,808
ONE Gas, Inc.	59,406	4,589,114
Southwest Gas Holdings, Inc.	57,264	4,582,265
		23,467,497
Independent Power Producers and Energy Traders — 5.6%
AES Corp.	482,930	6,925,216
Vistra Corp.	56,186	9,064,488
		15,989,704
Multi-Utilities — 22.2%
Ameren Corp.	48,370	4,830,228
Consolidated Edison, Inc.	114,486	11,370,750
Dominion Energy, Inc.	232,848	13,642,564
DTE Energy Co.	73,543	9,485,576
NiSource, Inc.	100,806	4,209,659
Public Service Enterprise Group, Inc.	89,836	7,213,831
Sempra	118,684	10,478,610
WEC Energy Group, Inc.	18,571	1,958,498
		63,189,716
Water Utilities — 1.7%
Essential Utilities, Inc.	124,168	4,763,084
TOTAL COMMON STOCKS (Cost $216,277,328)		282,769,901
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $2,089,064),at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $2,048,435) (Cost $2,048,000)		2,048,000
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $218,325,328)		284,817,901
OTHER ASSETS AND LIABILITIES — 0.1%		169,177
TOTAL NET ASSETS — 100.0%		$284,987,078

Schedule of Investments - Utilities Fund

NOTES TO SCHEDULE OF INVESTMENTS

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$282,769,901	—	—
Short-Term Investments	—	$2,048,000	—
	$282,769,901	$2,048,000	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

DECEMBER 31, 2025 (UNAUDITED)
	Disciplined Core Value Fund	Disciplined Growth Fund
Assets
Investment securities, at value	$1,912,439,299	$481,045,041
Cash	43,078	4,343
Receivable for capital shares sold	331,678	117,260
Dividends and interest receivable	2,176,251	34,257
	1,914,990,306	481,200,901

Liabilities
Payable for capital shares redeemed	1,942,840	177,332
Accrued management fees	1,039,798	362,106
Distribution and service fees payable	31,826	23,181
Dividends payable	—	216
	3,014,464	562,835

Net Assets	$1,911,975,842	$480,638,066

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,480,970,832	$190,068,738
Distributable earnings (loss)	431,005,010	290,569,328
	$1,911,975,842	$480,638,066

Investment securities, at cost	$1,516,814,505	$202,640,560

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Disciplined Core Value Fund
Investor Class, $0.01 Par Value	$1,625,968,151	42,246,492	$38.49
I Class, $0.01 Par Value	$153,844,818	3,986,517	$38.59
A Class, $0.01 Par Value	$106,389,186	2,772,057	$38.38
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$40.72
C Class, $0.01 Par Value	$3,388,839	88,614	$38.24
R Class, $0.01 Par Value	$10,843,257	281,872	$38.47
R5 Class, $0.01 Par Value	$11,541,591	298,943	$38.61
Disciplined Growth Fund
Investor Class, $0.01 Par Value	$311,411,759	13,531,784	$23.01
I Class, $0.01 Par Value	$82,049,342	3,462,422	$23.70
Y Class, $0.01 Par Value	$347,033	14,557	$23.84
A Class, $0.01 Par Value	$66,247,710	3,044,864	$21.76
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$23.09
C Class, $0.01 Par Value	$1,426,484	89,524	$15.93
R Class, $0.01 Par Value	$17,869,882	898,211	$19.89
R5 Class, $0.01 Par Value	$1,285,856	54,180	$23.73
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

DECEMBER 31, 2025 (UNAUDITED)
	Equity Growth Fund	Global Gold Fund
Assets
Investment securities, at value	$1,846,420,597	$1,763,110,434
Investment made with cash collateral received for securities on loan, at value	—	9,927,384
Cash	23,726	33,385
Receivable for investments sold	—	197,248
Receivable for capital shares sold	311,774	2,620,568
Dividends and interest receivable	925,593	53,893
Securities lending receivable	—	25,230
	1,847,681,690	1,775,968,142

Liabilities
Payable for collateral received for securities on loan	—	9,927,384
Payable for capital shares redeemed	1,158,077	1,064,466
Accrued management fees	1,013,785	937,692
Distribution and service fees payable	22,052	20,451
	2,193,914	11,949,993

Net Assets	$1,845,487,776	$1,764,018,149

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,072,461,465	$605,229,346
Distributable earnings (loss)	773,026,311	1,158,788,803
	$1,845,487,776	$1,764,018,149

Investment securities, at cost	$1,118,288,606	$638,775,886
Investment securities on loan, at value	—	$18,350,763
Investment made with cash collateral received for securities on loan, at cost	—	$9,927,384

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Equity Growth Fund
Investor Class, $0.01 Par Value	$1,704,610,777	47,840,692	$35.63
I Class, $0.01 Par Value	$61,756,331	1,729,818	$35.70
A Class, $0.01 Par Value	$51,049,825	1,436,564	$35.54
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$37.71
C Class, $0.01 Par Value	$1,171,037	34,345	$34.10
R Class, $0.01 Par Value	$23,827,473	670,410	$35.54
R5 Class, $0.01 Par Value	$3,072,333	86,037	$35.71
Global Gold Fund
Investor Class, $0.01 Par Value	$1,580,832,484	51,051,124	$30.97
I Class, $0.01 Par Value	$118,426,900	3,777,194	$31.35
A Class, $0.01 Par Value	$42,494,931	1,405,644	$30.23
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$32.07
C Class, $0.01 Par Value	$5,881,468	205,761	$28.58
R Class, $0.01 Par Value	$16,382,366	548,749	$29.85
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

DECEMBER 31, 2025 (UNAUDITED)
	Small Company Fund	Utilities Fund
Assets
Investment securities, at value	$156,362,000	$284,817,901
Investment made with cash collateral received for securities on loan, at value	2,836,122	—
Cash	—	6,276
Foreign currency holdings, at value	—	13
Receivable for investments sold	774,550	—
Receivable for capital shares sold	63,418	85,679
Dividends and interest receivable	66,576	408,841
Securities lending receivable	1,385	—
	160,104,051	285,318,710

Liabilities
Disbursements in excess of demand deposit cash	6,012	—
Payable for collateral received for securities on loan	2,836,122	—
Payable for investments purchased	379,135	—
Payable for capital shares redeemed	450,897	172,904
Accrued management fees	113,582	158,728
Distribution and service fees payable	2,556	—
	3,788,304	331,632

Net Assets	$156,315,747	$284,987,078

Net Assets Consist of:
Capital (par value and paid-in surplus)	$121,305,710	$211,870,213
Distributable earnings (loss)	35,010,037	73,116,865
	$156,315,747	$284,987,078

Investment securities, at cost	$122,982,511	$218,325,328
Investment securities on loan, at value	$3,494,126	—
Investment made with cash collateral received for securities on loan, at cost	$2,836,122	—
Foreign currency holdings, at cost	—	$12

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Small Company Fund
Investor Class, $0.01 Par Value	$139,609,320	7,855,540	$17.77
I Class, $0.01 Par Value	$7,310,430	408,505	$17.90
A Class, $0.01 Par Value	$6,766,445	394,548	$17.15
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$18.20
C Class, $0.01 Par Value	$119,742	7,790	$15.37
R Class, $0.01 Par Value	$2,257,474	137,507	$16.42
R5 Class, $0.01 Par Value	$252,336	14,084	$17.92
Utilities Fund
Investor Class, $0.01 Par Value	$284,987,078	15,491,726	$18.40
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2025 (UNAUDITED)
	Disciplined Core Value Fund	Disciplined Growth Fund
Investment Income (Loss)
Income:
Dividends	$18,697,062	$1,151,345
Interest	190,169	55,209
	18,887,231	1,206,554

Expenses:
Management fees	6,100,142	2,330,733
Distribution and service fees:
A Class	166,685	81,857
C Class	17,673	7,702
R Class	27,531	47,107
Directors' fees and expenses	63,394	15,814
Other expenses	289	—
	6,375,714	2,483,213
Fees waived	—	(218,018)
	6,375,714	2,265,195

Net investment income (loss)	12,511,517	(1,058,641)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	118,272,387	33,079,329

Change in net unrealized appreciation (depreciation) on:
Investments	85,718,413	18,787,355
Translation of assets and liabilities in foreign currencies	(3,251)	—
	85,715,162	18,787,355

Net realized and unrealized gain (loss)	203,987,549	51,866,684

Net Increase (Decrease) in Net Assets Resulting from Operations	$216,499,066	$50,808,043

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2025 (UNAUDITED)
	Equity Growth Fund	Global Gold Fund
Investment Income (Loss)
Income:
Dividends	$10,564,229	$10,775,360
Interest	194,991	211,024
Securities lending, net	—	70,015
Less foreign taxes withheld	—	(714,075)
	10,759,220	10,342,324

Expenses:
Management fees	5,803,378	4,527,136
Distribution and service fees:
A Class	61,834	41,021
C Class	5,198	23,303
R Class	59,410	32,650
Directors' fees and expenses	59,062	43,577
Other expenses	827	2,636
	5,989,709	4,670,323

Net investment income (loss)	4,769,511	5,672,001

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	113,841,109	146,238,519
Foreign currency translation transactions	20,378	(76,363)
	113,861,487	146,162,156

Change in net unrealized appreciation (depreciation) on:
Investments	112,826,466	544,671,737
Translation of assets and liabilities in foreign currencies	(23,436)	238
	112,803,030	544,671,975

Net realized and unrealized gain (loss)	226,664,517	690,834,131

Net Increase (Decrease) in Net Assets Resulting from Operations	$231,434,028	$696,506,132

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2025 (UNAUDITED)
	Small Company Fund	Utilities Fund
Investment Income (Loss)
Income:
Dividends	$818,550	$4,561,514
Interest	17,480	39,692
Securities lending, net	9,553	1,631
Less foreign taxes withheld	(2,666)	(8,649)
	842,917	4,594,188

Expenses:
Management fees	651,743	949,904
Distribution and service fees:
A Class	8,488	—
C Class	581	—
R Class	5,667	—
Directors' fees and expenses	5,057	9,591
	671,536	959,495

Net investment income (loss)	171,381	3,634,693

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,538,442	9,730,079
Foreign currency translation transactions	—	(18)
	12,538,442	9,730,061

Change in net unrealized appreciation (depreciation) on:
Investments	6,118,583	3,365,134
Translation of assets and liabilities in foreign currencies	—	(9)
	6,118,583	3,365,125

Net realized and unrealized gain (loss)	18,657,025	13,095,186

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,828,406	$16,729,879

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2025 (UNAUDITED) AND YEAR ENDED JUNE 30, 2025
	Disciplined Core Value Fund		Disciplined Growth Fund
Increase (Decrease) in Net Assets	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
Operations
Net investment income (loss)	$12,511,517	$26,496,423	$(1,058,641)	$(1,552,708)
Net realized gain (loss)	118,272,387	180,622,892	33,079,329	57,397,824
Change in net unrealized appreciation (depreciation)	85,715,162	(46,980,135)	18,787,355	7,332,018
Net increase (decrease) in net assets resulting from operations	216,499,066	160,139,180	50,808,043	63,177,134

Distributions to Shareholders
From earnings:
Investor Class	(127,816,181)	(22,539,846)	(37,473,252)	(93,358,386)
I Class	(12,291,911)	(2,880,538)	(10,104,796)	(29,983,980)
Y Class	—	—	(43,509)	(170,220)
A Class	(8,278,061)	(1,692,103)	(8,427,690)	(19,891,592)
C Class	(255,288)	(16,580)	(238,842)	(1,164,007)
R Class	(822,582)	(106,311)	(2,456,283)	(5,680,778)
R5 Class	(1,043,385)	(504,868)	(151,031)	(393,269)
Decrease in net assets from distributions	(150,507,408)	(27,740,246)	(58,895,403)	(150,642,232)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(45,292,065)	(231,044,139)	34,333,502	94,564,663

Net increase (decrease) in net assets	20,699,593	(98,645,205)	26,246,142	7,099,565

Net Assets
Beginning of period	1,891,276,249	1,989,921,454	454,391,924	447,292,359
End of period	$1,911,975,842	$1,891,276,249	$480,638,066	$454,391,924

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2025 (UNAUDITED) AND YEAR ENDED JUNE 30, 2025
	Equity Growth Fund		Global Gold Fund
Increase (Decrease) in Net Assets	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
Operations
Net investment income (loss)	$4,769,511	$11,168,650	$5,672,001	$7,430,883
Net realized gain (loss)	113,861,487	200,560,745	146,162,156	41,966,498
Change in net unrealized appreciation (depreciation)	112,803,030	(14,279,270)	544,671,975	344,301,578
Net increase (decrease) in net assets resulting from operations	231,434,028	197,450,125	696,506,132	393,698,959

Distributions to Shareholders
From earnings:
Investor Class	(173,143,812)	(10,452,449)	(8,265,539)	(11,064,269)
I Class	(6,411,034)	(638,776)	(731,984)	(1,064,095)
A Class	(5,135,189)	(208,018)	(169,290)	(270,032)
C Class	(119,083)	—	(755)	(12,407)
R Class	(2,341,628)	(36,142)	(45,332)	(73,101)
R5 Class	(308,209)	(32,926)	—	—
Decrease in net assets from distributions	(187,458,955)	(11,368,311)	(9,212,900)	(12,483,904)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	87,356,000	(155,359,234)	17,152,404	45,073,580

Net increase (decrease) in net assets	131,331,073	30,722,580	704,445,636	426,288,635

Net Assets
Beginning of period	1,714,156,703	1,683,434,123	1,059,572,513	633,283,878
End of period	$1,845,487,776	$1,714,156,703	$1,764,018,149	$1,059,572,513

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2025 (UNAUDITED) AND YEAR ENDED JUNE 30, 2025
	Small Company Fund		Utilities Fund
Increase (Decrease) in Net Assets	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
Operations
Net investment income (loss)	$171,381	$481,856	$3,634,693	$6,749,607
Net realized gain (loss)	12,538,442	6,271,589	9,730,061	31,558,824
Change in net unrealized appreciation (depreciation)	6,118,583	665,278	3,365,125	18,283,091
Net increase (decrease) in net assets resulting from operations	18,828,406	7,418,723	16,729,879	56,591,522

Distributions to Shareholders
From earnings:
Investor Class	(3,334,172)	(460,589)	(27,137,186)	(6,845,643)
I Class	(186,253)	(39,606)	—	—
A Class	(161,527)	(5,833)	—	—
C Class	(3,109)	—	—	—
R Class	(55,297)	—	—	—
R5 Class	(6,378)	(2,129)	—	—
Decrease in net assets from distributions	(3,746,736)	(508,157)	(27,137,186)	(6,845,643)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,132,794)	(16,844,435)	18,202,895	(14,943,750)

Net increase (decrease) in net assets	10,948,876	(9,933,869)	7,795,588	34,802,129

Net Assets
Beginning of period	145,366,871	155,300,740	277,191,490	242,389,361
End of period	$156,315,747	$145,366,871	$284,987,078	$277,191,490

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2025 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Disciplined Core Value Fund	Investor, I, A, C, R, R5
Disciplined Growth Fund	Investor, I, Y, A, C, R, R5
Equity Growth Fund	Investor, I, A, C, R, R5
Global Gold Fund	Investor, I, A, C, R
Small Company Fund	Investor, I, A, C, R, R5
Utilities Fund	Investor

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Disciplined Core Value Fund	Quarterly
Disciplined Growth Fund	Semiannually
Equity Growth Fund	Quarterly
Global Gold Fund	Semiannually
Small Company Fund	Quarterly
Utilities Fund	Quarterly

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended December 31, 2025 are as follows:

Disciplined Core Value Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Disciplined Growth Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee		Management Fee Waived
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.00%	0.91%	$139,686
I Class		0.0500% to 0.1100%	0.80%	0.71%	$38,822
Y Class		0.0000% to 0.0600%	0.75%	0.66%	$182
A Class		0.2500% to 0.3100%	1.00%	0.91%	$29,468
C Class		0.2500% to 0.3100%	1.00%	0.91%	$693
R Class		0.2500% to 0.3100%	1.00%	0.91%	$8,479
R5 Class		0.0500% to 0.1100%	0.80%	0.71%	$688
During the period ended December 31, 2025, the investment advisor agreed to waive 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Equity Growth Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Global Gold Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%

Small Company Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.85%
I Class		0.0500% to 0.1100%	0.65%
A Class		0.2500% to 0.3100%	0.85%
C Class		0.2500% to 0.3100%	0.85%
R Class		0.2500% to 0.3100%	0.85%
R5 Class		0.0500% to 0.1100%	0.65%

Utilities Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended December 31, 2025 were as follows:

	Disciplined Core Value Fund	Disciplined Growth Fund	Equity Growth Fund
Purchases	$1,023,963,314	$112,077,030	$743,889,211
Sales	$1,206,142,114	$137,515,273	$838,236,373

	Global Gold Fund	Small Company Fund	Utilities Fund
Purchases	$445,971,466	$68,344,511	$88,399,059
Sales	$434,456,403	$74,597,041	$93,636,038

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Disciplined Core Value Fund
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	406,454	$15,981,332	1,051,771	$38,679,109
Issued in reinvestment of distributions	3,178,270	122,143,895	581,498	21,426,447
Redeemed	(2,996,641)	(117,987,244)	(5,590,108)	(204,618,964)
	588,083	20,137,983	(3,956,839)	(144,513,408)
I Class/Shares Authorized	210,000,000		210,000,000
Sold	134,724	5,302,122	393,206	14,543,778
Issued in reinvestment of distributions	316,925	12,213,832	76,482	2,825,690
Redeemed	(703,837)	(27,629,634)	(1,734,279)	(63,212,207)
	(252,188)	(10,113,680)	(1,264,591)	(45,842,739)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	134,005	5,238,094	374,532	13,708,112
Issued in reinvestment of distributions	198,807	7,621,588	43,005	1,580,448
Redeemed	(1,215,527)	(49,122,877)	(1,189,190)	(44,152,665)
	(882,715)	(36,263,195)	(771,653)	(28,864,105)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	957	37,167	3,490	129,017
Issued in reinvestment of distributions	6,365	242,949	414	15,140
Redeemed	(18,072)	(696,195)	(32,223)	(1,171,692)
	(10,750)	(416,079)	(28,319)	(1,027,535)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	16,394	639,328	51,689	1,891,956
Issued in reinvestment of distributions	21,101	810,398	2,842	104,609
Redeemed	(46,581)	(1,826,380)	(125,186)	(4,565,361)
	(9,086)	(376,654)	(70,655)	(2,568,796)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	89,201	3,623,951	122,152	4,506,757
Issued in reinvestment of distributions	26,061	1,004,886	13,076	483,250
Redeemed	(592,526)	(22,889,277)	(358,295)	(13,217,563)
	(477,264)	(18,260,440)	(223,067)	(8,227,556)
Net increase (decrease)	(1,043,920)	$(45,292,065)	(6,315,124)	$(231,044,139)

	Six months ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Disciplined Growth Fund
Investor Class/Shares Authorized	480,000,000		480,000,000
Sold	766,726	$19,123,954	1,910,464	$48,552,294
Issued in reinvestment of distributions	1,587,940	36,316,181	3,821,675	88,853,959
Redeemed	(1,193,201)	(29,814,911)	(3,198,043)	(79,228,438)
	1,161,465	25,625,224	2,534,096	58,177,815
I Class/Shares Authorized	100,000,000		100,000,000
Sold	167,160	4,265,750	857,067	24,280,185
Issued in reinvestment of distributions	429,142	10,102,003	1,258,916	29,974,784
Redeemed	(510,292)	(12,749,366)	(1,559,664)	(37,470,820)
	86,010	1,618,387	556,319	16,784,149
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	—	—	311	9,594
Issued in reinvestment of distributions	1,837	43,509	7,116	170,220
Redeemed	(3,856)	(98,758)	(8,847)	(213,920)
	(2,019)	(55,249)	(1,420)	(34,106)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	208,350	5,023,412	348,161	8,355,133
Issued in reinvestment of distributions	382,422	8,267,973	879,715	19,520,873
Redeemed	(264,848)	(6,250,033)	(544,471)	(12,462,444)
	325,924	7,041,352	683,405	15,413,562
C Class/Shares Authorized	20,000,000		20,000,000
Sold	8,219	147,771	7,162	142,210
Issued in reinvestment of distributions	15,078	238,842	67,869	1,162,591
Redeemed	(29,378)	(529,424)	(109,308)	(1,873,242)
	(6,081)	(142,811)	(34,277)	(568,441)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	85,436	1,864,448	172,139	3,852,699
Issued in reinvestment of distributions	124,215	2,455,731	276,034	5,680,778
Redeemed	(174,467)	(3,913,578)	(206,716)	(4,927,685)
	35,184	406,601	241,457	4,605,792
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	9,758	255,911	5,235	124,775
Issued in reinvestment of distributions	6,405	151,031	16,496	393,269
Redeemed	(21,291)	(566,944)	(11,700)	(332,152)
	(5,128)	(160,002)	10,031	185,892
Net increase (decrease)	1,595,355	$34,333,502	3,989,611	$94,564,663

	Six months ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Equity Growth Fund
Investor Class/Shares Authorized	850,000,000		850,000,000
Sold	838,754	$31,251,944	1,608,768	$52,540,839
Issued in reinvestment of distributions	4,731,531	167,603,078	305,508	10,132,959
Redeemed	(2,814,523)	(104,082,595)	(5,722,524)	(186,423,398)
	2,755,762	94,772,427	(3,808,248)	(123,749,600)
I Class/Shares Authorized	140,000,000		140,000,000
Sold	135,459	5,004,810	195,969	6,391,166
Issued in reinvestment of distributions	178,746	6,347,676	18,760	623,561
Redeemed	(593,601)	(22,348,344)	(608,306)	(19,966,703)
	(279,396)	(10,995,858)	(393,577)	(12,951,976)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	99,469	3,726,847	182,060	5,928,998
Issued in reinvestment of distributions	135,671	4,791,846	5,899	194,345
Redeemed	(150,137)	(5,532,441)	(639,309)	(20,980,836)
	85,003	2,986,252	(451,350)	(14,857,493)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,673	243,206	2,339	75,870
Issued in reinvestment of distributions	3,515	119,082	—	—
Redeemed	(5,521)	(195,594)	(20,530)	(641,491)
	4,667	166,694	(18,191)	(565,621)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	69,204	2,546,060	163,390	5,274,997
Issued in reinvestment of distributions	66,303	2,341,609	1,102	36,111
Redeemed	(110,734)	(4,163,234)	(161,592)	(5,247,577)
	24,773	724,435	2,900	63,531
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	7,372	276,527	11,444	358,782
Issued in reinvestment of distributions	8,607	305,700	872	28,988
Redeemed	(23,209)	(880,177)	(114,329)	(3,685,845)
	(7,230)	(297,950)	(102,013)	(3,298,075)
Net increase (decrease)	2,583,579	$87,356,000	(4,770,479)	$(155,359,234)

	Six months ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Global Gold Fund
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	9,609,338	$246,848,218	16,189,439	$246,426,238
Issued in reinvestment of distributions	267,607	8,052,279	721,429	10,728,542
Redeemed	(8,809,474)	(228,623,705)	(13,915,341)	(215,346,266)
	1,067,471	26,276,792	2,995,527	41,808,514
I Class/Shares Authorized	100,000,000		100,000,000
Sold	911,409	23,189,077	2,313,819	35,737,604
Issued in reinvestment of distributions	24,026	731,826	69,898	1,063,886
Redeemed	(1,480,828)	(36,516,828)	(1,979,787)	(29,526,729)
	(545,393)	(12,595,925)	403,930	7,274,761
A Class/Shares Authorized	30,000,000		30,000,000
Sold	1,058,144	25,668,093	1,252,794	18,844,564
Issued in reinvestment of distributions	5,591	164,262	18,666	264,571
Redeemed	(970,035)	(23,146,700)	(1,497,954)	(22,411,920)
	93,700	2,685,655	(226,494)	(3,302,785)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	24,752	546,577	30,843	495,876
Issued in reinvestment of distributions	27	755	1,015	12,407
Redeemed	(11,895)	(271,444)	(45,983)	(652,455)
	12,884	275,888	(14,125)	(144,172)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	147,860	3,663,303	260,748	3,741,801
Issued in reinvestment of distributions	1,562	45,332	5,193	72,810
Redeemed	(127,097)	(3,198,641)	(312,073)	(4,377,349)
	22,325	509,994	(46,132)	(562,738)
Net increase (decrease)	650,987	$17,152,404	3,112,706	$45,073,580

	Six months ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Small Company Fund
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	120,301	$2,102,349	332,516	$5,332,140
Issued in reinvestment of distributions	177,716	3,189,956	28,033	451,359
Redeemed	(504,648)	(8,836,491)	(1,260,379)	(20,170,559)
	(206,631)	(3,544,186)	(899,830)	(14,387,060)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	81,514	1,448,055	71,777	1,169,680
Issued in reinvestment of distributions	10,292	185,967	2,435	39,551
Redeemed	(100,752)	(1,776,284)	(129,256)	(2,149,781)
	(8,946)	(142,262)	(55,044)	(940,550)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	19,643	334,668	43,460	666,809
Issued in reinvestment of distributions	9,265	160,469	374	5,720
Redeemed	(41,354)	(694,414)	(114,580)	(1,804,742)
	(12,446)	(199,277)	(70,746)	(1,132,213)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	160	2,400	344	4,800
Issued in reinvestment of distributions	200	3,109	—	—
Redeemed	(185)	(2,832)	(7,115)	(96,065)
	175	2,677	(6,771)	(91,265)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	18,037	292,794	48,971	731,152
Issued in reinvestment of distributions	3,306	54,807	—	—
Redeemed	(24,989)	(409,630)	(71,299)	(1,043,336)
	(3,646)	(62,029)	(22,328)	(312,184)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	527	9,182	2,767	43,716
Issued in reinvestment of distributions	352	6,378	131	2,129
Redeemed	(11,643)	(203,277)	(1,776)	(27,008)
	(10,764)	(187,717)	1,122	18,837
Net increase (decrease)	(242,258)	$(4,132,794)	(1,053,597)	$(16,844,435)

	Six months ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Utilities Fund
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	711,625	$14,205,474	1,691,370	$30,626,461
Issued in reinvestment of distributions	1,401,232	25,910,739	355,739	6,476,038
Redeemed	(1,105,722)	(21,913,318)	(2,874,114)	(52,046,249)
Net increase (decrease)	1,007,135	$18,202,895	(827,005)	$(14,943,750)

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Disciplined Core Value Fund	Disciplined Growth Fund	Equity Growth Fund
Federal tax cost of investments	$1,533,753,708	$204,576,398	$1,126,798,065
Gross tax appreciation of investments	$414,961,618	$279,899,391	$734,041,183
Gross tax depreciation of investments	(36,276,027)	(3,430,748)	(14,418,651)
Net tax appreciation (depreciation) of investments	$378,685,591	$276,468,643	$719,622,532

	Global Gold Fund	Small Company Fund	Utilities Fund
Federal tax cost of investments	$657,212,729	$126,339,864	$219,077,553
Gross tax appreciation of investments	$1,119,208,191	$37,159,255	$67,416,235
Gross tax depreciation of investments	(3,383,102)	(4,300,997)	(1,675,887)
Net tax appreciation (depreciation) of investments	$1,115,825,089	$32,858,258	$65,740,348

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

Short-term capital losses
Global Gold Fund	$(104,324,557)
Small Company Fund	$(6,318,734)

8. Corporate Event

Effective March 10, 2026, Disciplined Core Value Fund will be renamed Disciplined Value Fund, and Equity Growth Fund will be renamed Disciplined Core Equity Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Disciplined Core Value Fund
Investor Class
2025(3)	$37.29	0.26	4.18	4.44	(0.28)	(2.96)	(3.24)	$38.49	11.93%	0.66%	1.29%	54%	$1,625,968
2025	$34.89	0.49	2.43	2.92	(0.52)	—	(0.52)	$37.29	8.41%	0.65%	1.35%	85%	$1,553,358
2024	$30.91	0.49	4.01	4.50	(0.52)	—	(0.52)	$34.89	14.70%	0.66%	1.49%	67%	$1,591,426
2023	$30.12	0.57	0.76	1.33	(0.54)	—	(0.54)	$30.91	4.45%	0.66%	1.86%	179%	$1,606,519
2022	$43.20	0.50	(3.51)	(3.01)	(0.50)	(9.57)	(10.07)	$30.12	(9.84)%	0.65%	1.31%	234%	$1,739,617
2021	$35.99	0.58	12.52	13.10	(0.58)	(5.31)	(5.89)	$43.20	39.42%	0.66%	1.44%	240%	$2,076,714
I Class
2025(3)	$37.38	0.30	4.19	4.49	(0.32)	(2.96)	(3.28)	$38.59	12.04%	0.46%	1.49%	54%	$153,845
2025	$34.98	0.57	2.43	3.00	(0.60)	—	(0.60)	$37.38	8.60%	0.45%	1.55%	85%	$158,451
2024	$30.98	0.55	4.03	4.58	(0.58)	—	(0.58)	$34.98	14.92%	0.46%	1.69%	67%	$192,481
2023	$30.19	0.64	0.75	1.39	(0.60)	—	(0.60)	$30.98	4.68%	0.46%	2.06%	179%	$309,724
2022	$43.28	0.58	(3.53)	(2.95)	(0.57)	(9.57)	(10.14)	$30.19	(9.67)%	0.45%	1.51%	234%	$466,890
2021	$36.05	0.65	12.55	13.20	(0.66)	(5.31)	(5.97)	$43.28	39.70%	0.46%	1.64%	240%	$584,160
A Class
2025(3)	$37.19	0.21	4.16	4.37	(0.22)	(2.96)	(3.18)	$38.38	11.78%	0.91%	1.04%	54%	$106,389
2025	$34.79	0.40	2.43	2.83	(0.43)	—	(0.43)	$37.19	8.15%	0.90%	1.10%	85%	$135,913
2024	$30.82	0.40	4.01	4.41	(0.44)	—	(0.44)	$34.79	14.39%	0.91%	1.24%	67%	$154,015
2023	$30.04	0.49	0.76	1.25	(0.47)	—	(0.47)	$30.82	4.20%	0.91%	1.61%	179%	$165,051
2022	$43.11	0.40	(3.50)	(3.10)	(0.40)	(9.57)	(9.97)	$30.04	(10.07)%	0.90%	1.06%	234%	$171,905
2021	$35.93	0.48	12.49	12.97	(0.48)	(5.31)	(5.79)	$43.11	39.04%	0.91%	1.19%	240%	$180,616
C Class
2025(3)	$37.06	0.06	4.14	4.20	(0.06)	(2.96)	(3.02)	$38.24	11.36%	1.66%	0.29%	54%	$3,389
2025	$34.67	0.13	2.41	2.54	(0.15)	—	(0.15)	$37.06	7.33%	1.65%	0.35%	85%	$3,682
2024	$30.71	0.16	3.99	4.15	(0.19)	—	(0.19)	$34.67	13.55%	1.66%	0.49%	67%	$4,427
2023	$29.93	0.26	0.76	1.02	(0.24)	—	(0.24)	$30.71	3.43%	1.66%	0.86%	179%	$5,892
2022	$43.00	0.10	(3.48)	(3.38)	(0.12)	(9.57)	(9.69)	$29.93	(10.76)%	1.65%	0.31%	234%	$8,455
2021	$35.84	0.17	12.48	12.65	(0.18)	(5.31)	(5.49)	$43.00	38.05%	1.66%	0.44%	240%	$12,987

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Disciplined Core Value Fund
R Class
2025(3)	$37.26	0.16	4.18	4.34	(0.17)	(2.96)	(3.13)	$38.47	11.67%	1.16%	0.79%	54%	$10,843
2025	$34.86	0.31	2.43	2.74	(0.34)	—	(0.34)	$37.26	7.86%	1.15%	0.85%	85%	$10,842
2024	$30.88	0.32	4.01	4.33	(0.35)	—	(0.35)	$34.86	14.11%	1.16%	0.99%	67%	$12,606
2023	$30.10	0.41	0.76	1.17	(0.39)	—	(0.39)	$30.88	3.93%	1.16%	1.36%	179%	$15,447
2022	$43.18	0.31	(3.51)	(3.20)	(0.31)	(9.57)	(9.88)	$30.10	(10.30)%	1.15%	0.81%	234%	$15,265
2021	$35.97	0.38	12.51	12.89	(0.37)	(5.31)	(5.68)	$43.18	38.73%	1.16%	0.94%	240%	$18,245
R5 Class
2025(3)	$37.40	0.30	4.19	4.49	(0.32)	(2.96)	(3.28)	$38.61	12.04%	0.46%	1.49%	54%	$11,542
2025	$34.99	0.57	2.44	3.01	(0.60)	—	(0.60)	$37.40	8.63%	0.45%	1.55%	85%	$29,029
2024	$31.00	0.56	4.01	4.57	(0.58)	—	(0.58)	$34.99	14.91%	0.46%	1.69%	67%	$34,966
2023	$30.21	0.63	0.76	1.39	(0.60)	—	(0.60)	$31.00	4.64%	0.46%	2.06%	179%	$50,491
2022	$43.29	0.58	(3.52)	(2.94)	(0.57)	(9.57)	(10.14)	$30.21	(9.64)%	0.45%	1.51%	234%	$49,707
2021	$36.06	0.63	12.57	13.20	(0.66)	(5.31)	(5.97)	$43.29	39.68%	0.46%	1.64%	240%	$38,493

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Disciplined Growth Fund
Investor Class
2025(3)	$23.50	(0.05)	2.69	2.64	—	(3.13)	(3.13)	$23.01	11.32%	0.92%	1.01%	(0.42)%	(0.51)%	23%	$311,412
2025	$29.01	(0.08)	4.35	4.27	—	(9.78)	(9.78)	$23.50	15.08%	0.92%	1.00%	(0.33)%	(0.41)%	57%	$290,740
2024	$21.70	(0.07)	7.39	7.32	(0.01)	—	(0.01)	$29.01	33.74%	1.00%	1.01%	(0.29)%	(0.30)%	40%	$285,301
2023	$17.68	0.01	4.01	4.02	—	—	—	$21.70	22.74%	1.00%	1.01%	0.06%	0.05%	142%	$277,357
2022	$26.83	(0.06)	(3.76)	(3.82)	—	(5.33)	(5.33)	$17.68	(19.47)%	0.99%	1.00%	(0.14)%	(0.15)%	205%	$248,369
2021	$24.39	(0.07)	7.17	7.10	—	(4.66)	(4.66)	$26.83	31.26%	1.00%	1.01%	(0.28)%	(0.29)%	189%	$273,391
I Class
2025(3)	$24.09	(0.03)	2.77	2.74	—	(3.13)	(3.13)	$23.70	11.46%	0.72%	0.81%	(0.22)%	(0.31)%	23%	$82,049
2025	$29.47	(0.03)	4.43	4.40	—	(9.78)	(9.78)	$24.09	15.32%	0.72%	0.80%	(0.13)%	(0.21)%	57%	$81,350
2024	$22.00	(0.03)	7.51	7.48	(0.01)	—	(0.01)	$29.47	34.03%	0.80%	0.81%	(0.09)%	(0.10)%	40%	$83,098
2023	$17.92	0.05	4.06	4.11	(0.03)	—	(0.03)	$22.00	22.96%	0.80%	0.81%	0.26%	0.25%	142%	$66,363
2022	$27.08	(0.02)	(3.81)	(3.83)	—	(5.33)	(5.33)	$17.92	(19.31)%	0.79%	0.80%	0.06%	0.05%	205%	$97,606
2021	$24.54	(0.02)	7.22	7.20	—	(4.66)	(4.66)	$27.08	31.50%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$149,388
Y Class
2025(3)	$24.22	(0.02)	2.77	2.75	—	(3.13)	(3.13)	$23.84	11.44%	0.67%	0.76%	(0.17)%	(0.26)%	23%	$347
2025	$29.56	(0.02)	4.46	4.44	—	(9.78)	(9.78)	$24.22	15.44%	0.67%	0.75%	(0.08)%	(0.16)%	57%	$401
2024	$22.06	(0.01)	7.53	7.52	(0.02)	—	(0.02)	$29.56	34.08%	0.75%	0.76%	(0.04)%	(0.05)%	40%	$532
2023	$17.97	0.02	4.11	4.13	(0.04)	—	(0.04)	$22.06	23.02%	0.75%	0.76%	0.31%	0.30%	142%	$516
2022	$27.13	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.97	(19.27)%	0.74%	0.75%	0.11%	0.10%	205%	$95
2021	$24.56	(0.01)	7.24	7.23	—	(4.66)	(4.66)	$27.13	31.61%	0.75%	0.76%	(0.03)%	(0.04)%	189%	$159
A Class
2025(3)	$22.40	(0.08)	2.57	2.49	—	(3.13)	(3.13)	$21.76	11.21%	1.17%	1.26%	(0.67)%	(0.76)%	23%	$66,248
2025	$28.11	(0.14)	4.21	4.07	—	(9.78)	(9.78)	$22.40	14.81%	1.17%	1.25%	(0.58)%	(0.66)%	57%	$60,912
2024	$21.08	(0.13)	7.16	7.03	—(4)	—	—(4)	$28.11	33.44%	1.25%	1.26%	(0.54)%	(0.55)%	40%	$57,212
2023	$17.22	(0.04)	3.90	3.86	—	—	—	$21.08	22.43%	1.25%	1.26%	(0.19)%	(0.20)%	142%	$42,947
2022	$26.31	(0.12)	(3.64)	(3.76)	—	(5.33)	(5.33)	$17.22	(19.69)%	1.24%	1.25%	(0.39)%	(0.40)%	205%	$36,573
2021	$24.05	(0.13)	7.05	6.92	—	(4.66)	(4.66)	$26.31	30.93%	1.25%	1.26%	(0.53)%	(0.54)%	189%	$47,150

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Disciplined Growth Fund
C Class
2025(3)	$17.23	(0.13)	1.96	1.83	—	(3.13)	(3.13)	$15.93	10.73%	1.92%	2.01%	(1.42)%	(1.51)%	23%	$1,426
2025	$23.75	(0.27)	3.53	3.26	—	(9.78)	(9.78)	$17.23	13.97%	1.92%	2.00%	(1.33)%	(1.41)%	57%	$1,647
2024	$17.94	(0.26)	6.07	5.81	—	—	—	$23.75	32.46%	2.00%	2.01%	(1.29)%	(1.30)%	40%	$3,084
2023	$14.76	(0.14)	3.32	3.18	—	—	—	$17.94	21.48%	2.00%	2.01%	(0.94)%	(0.95)%	142%	$3,737
2022	$23.41	(0.27)	(3.05)	(3.32)	—	(5.33)	(5.33)	$14.76	(20.27)%	1.99%	2.00%	(1.14)%	(1.15)%	205%	$7,820
2021	$21.99	(0.29)	6.37	6.08	—	(4.66)	(4.66)	$23.41	29.92%	2.00%	2.01%	(1.28)%	(1.29)%	189%	$16,775
R Class
2025(3)	$20.75	(0.10)	2.37	2.27	—	(3.13)	(3.13)	$19.89	11.03%	1.42%	1.51%	(0.92)%	(1.01)%	23%	$17,870
2025	$26.73	(0.19)	3.99	3.80	—	(9.78)	(9.78)	$20.75	14.52%	1.42%	1.50%	(0.83)%	(0.91)%	57%	$17,911
2024	$20.09	(0.18)	6.82	6.64	—	—	—	$26.73	33.12%	1.50%	1.51%	(0.79)%	(0.80)%	40%	$16,612
2023	$16.45	(0.08)	3.72	3.64	—	—	—	$20.09	22.14%	1.50%	1.51%	(0.44)%	(0.45)%	142%	$13,312
2022	$25.42	(0.17)	(3.47)	(3.64)	—	(5.33)	(5.33)	$16.45	(19.93)%	1.49%	1.50%	(0.64)%	(0.65)%	205%	$10,481
2021	$23.42	(0.19)	6.85	6.66	—	(4.66)	(4.66)	$25.42	30.63%	1.50%	1.51%	(0.78)%	(0.79)%	189%	$12,958
R5 Class
2025(3)	$24.12	(0.03)	2.77	2.74	—	(3.13)	(3.13)	$23.73	11.44%	0.72%	0.81%	(0.22)%	(0.31)%	23%	$1,286
2025	$29.49	(0.03)	4.44	4.41	—	(9.78)	(9.78)	$24.12	15.35%	0.72%	0.80%	(0.13)%	(0.21)%	57%	$1,431
2024	$22.02	(0.03)	7.51	7.48	(0.01)	—	(0.01)	$29.49	34.00%	0.80%	0.81%	(0.09)%	(0.10)%	40%	$1,453
2023	$17.94	0.07	4.04	4.11	(0.03)	—	(0.03)	$22.02	23.01%	0.80%	0.81%	0.26%	0.25%	142%	$510
2022	$27.10	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.94	(19.34)%	0.79%	0.80%	0.06%	0.05%	205%	$1,390
2021	$24.55	(0.02)	7.23	7.21	—	(4.66)	(4.66)	$27.10	31.53%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$1,528

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Growth Fund
Investor Class
2025(3)	$34.83	0.10	4.68	4.78	(0.10)	(3.88)	(3.98)	$35.63	13.81%	0.66%	0.53%	42%	$1,704,611
2025	$31.19	0.22	3.64	3.86	(0.22)	—	(0.22)	$34.83	12.43%	0.65%	0.67%	73%	$1,570,393
2024	$24.89	0.20	6.31	6.51	(0.21)	—	(0.21)	$31.19	26.26%	0.66%	0.74%	53%	$1,524,738
2023	$24.15	0.36	2.47	2.83	(0.37)	(1.72)	(2.09)	$24.89	12.34%	0.66%	1.60%	169%	$1,366,594
2022	$36.56	0.24	(3.83)	(3.59)	(0.22)	(8.60)	(8.82)	$24.15	(14.48)%	0.65%	0.80%	238%	$1,556,896
2021	$30.41	0.29	9.82	10.11	(0.29)	(3.67)	(3.96)	$36.56	35.42%	0.66%	0.84%	186%	$1,998,353
I Class
2025(3)	$34.89	0.14	4.69	4.83	(0.14)	(3.88)	(4.02)	$35.70	13.93%	0.46%	0.73%	42%	$61,756
2025	$31.24	0.28	3.66	3.94	(0.29)	—	(0.29)	$34.89	12.67%	0.45%	0.87%	73%	$70,110
2024	$24.94	0.25	6.32	6.57	(0.27)	—	(0.27)	$31.24	26.46%	0.46%	0.94%	53%	$75,066
2023	$24.19	0.39	2.50	2.89	(0.42)	(1.72)	(2.14)	$24.94	12.59%	0.46%	1.80%	169%	$306,157
2022	$36.61	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.19	(14.32)%	0.45%	1.00%	238%	$372,948
2021	$30.45	0.34	9.85	10.19	(0.36)	(3.67)	(4.03)	$36.61	35.68%	0.46%	1.04%	186%	$548,632
A Class
2025(3)	$34.75	0.05	4.67	4.72	(0.05)	(3.88)	(3.93)	$35.54	13.66%	0.91%	0.28%	42%	$51,050
2025	$31.11	0.14	3.64	3.78	(0.14)	—	(0.14)	$34.75	12.18%	0.90%	0.42%	73%	$46,962
2024	$24.83	0.13	6.29	6.42	(0.14)	—	(0.14)	$31.11	25.93%	0.91%	0.49%	53%	$56,084
2023	$24.10	0.29	2.47	2.76	(0.31)	(1.72)	(2.03)	$24.83	12.09%	0.91%	1.35%	169%	$49,323
2022	$36.50	0.15	(3.81)	(3.66)	(0.14)	(8.60)	(8.74)	$24.10	(14.73)%	0.90%	0.55%	238%	$51,847
2021	$30.36	0.20	9.81	10.01	(0.20)	(3.67)	(3.87)	$36.50	35.10%	0.91%	0.59%	186%	$75,252
C Class
2025(3)	$33.56	(0.08)	4.50	4.42	—	(3.88)	(3.88)	$34.10	13.21%	1.66%	(0.47)%	42%	$1,171
2025	$30.14	(0.11)	3.53	3.42	—	—	—	$33.56	11.35%	1.65%	(0.33)%	73%	$996
2024	$24.12	(0.07)	6.09	6.02	—(4)	—	—(4)	$30.14	24.96%	1.66%	(0.26)%	53%	$1,443
2023	$23.48	0.12	2.39	2.51	(0.15)	(1.72)	(1.87)	$24.12	11.23%	1.66%	0.60%	169%	$2,041
2022	$35.92	(0.09)	(3.71)	(3.80)	(0.04)	(8.60)	(8.64)	$23.48	(15.34)%	1.65%	(0.20)%	238%	$3,397
2021	$29.98	(0.05)	9.66	9.61	—(4)	(3.67)	(3.67)	$35.92	34.07%	1.66%	(0.16)%	186%	$4,950

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Equity Growth Fund
R Class
2025(3)	$34.76	0.01	4.66	4.67	(0.01)	(3.88)	(3.89)	$35.54	13.51%	1.16%	0.03%	42%	$23,827
2025	$31.12	0.06	3.64	3.70	(0.06)	—	(0.06)	$34.76	11.89%	1.15%	0.17%	73%	$22,441
2024	$24.84	0.06	6.29	6.35	(0.07)	—	(0.07)	$31.12	25.61%	1.16%	0.24%	53%	$20,000
2023	$24.10	0.23	2.48	2.71	(0.25)	(1.72)	(1.97)	$24.84	11.80%	1.16%	1.10%	169%	$18,677
2022	$36.53	0.07	(3.82)	(3.75)	(0.08)	(8.60)	(8.68)	$24.10	(14.92)%	1.15%	0.30%	238%	$19,602
2021	$30.38	0.12	9.81	9.93	(0.11)	(3.67)	(3.78)	$36.53	34.77%	1.16%	0.34%	186%	$24,891
R5 Class
2025(3)	$34.90	0.14	4.69	4.83	(0.14)	(3.88)	(4.02)	$35.71	13.93%	0.46%	0.73%	42%	$3,072
2025	$31.25	0.28	3.66	3.94	(0.29)	—	(0.29)	$34.90	12.66%	0.45%	0.87%	73%	$3,255
2024	$24.95	0.26	6.31	6.57	(0.27)	—	(0.27)	$31.25	26.50%	0.46%	0.94%	53%	$6,103
2023	$24.20	0.40	2.49	2.89	(0.42)	(1.72)	(2.14)	$24.95	12.59%	0.46%	1.80%	169%	$4,745
2022	$36.62	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.20	(14.34)%	0.45%	1.00%	238%	$4,553
2021	$30.45	0.34	9.86	10.20	(0.36)	(3.67)	(4.03)	$36.62	35.72%	0.46%	1.04%	186%	$6,096

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Gold Fund
Investor Class
2025(3)	$18.81	0.10	12.22	12.32	(0.16)	$30.97	65.53%	0.66%	0.79%	31%	$1,580,832
2025	$11.90	0.14	7.00	7.14	(0.23)	$18.81	60.50%	0.66%	0.91%	20%	$940,250
2024	$10.22	0.14	1.69	1.83	(0.15)	$11.90	18.07%	0.66%	1.34%	54%	$559,328
2023	$9.78	0.15	0.43	0.58	(0.14)	$10.22	5.94%	0.66%	1.51%	59%	$496,571
2022	$12.37	0.17	(2.54)	(2.37)	(0.22)	$9.78	(19.33)%	0.65%	1.46%	57%	$461,236
2021	$13.64	0.13	(1.26)	(1.13)	(0.14)	$12.37	(8.30)%	0.66%	0.96%	105%	$590,853
I Class
2025(3)	$19.05	0.12	12.37	12.49	(0.19)	$31.35	65.62%	0.46%	0.99%	31%	$118,427
2025	$12.05	0.17	7.09	7.26	(0.26)	$19.05	60.82%	0.46%	1.11%	20%	$82,330
2024	$10.34	0.16	1.73	1.89	(0.18)	$12.05	18.38%	0.46%	1.54%	54%	$47,223
2023	$9.89	0.17	0.44	0.61	(0.16)	$10.34	6.18%	0.46%	1.71%	59%	$45,797
2022	$12.51	0.20	(2.57)	(2.37)	(0.25)	$9.89	(19.20)%	0.45%	1.66%	57%	$40,601
2021	$13.79	0.16	(1.27)	(1.11)	(0.17)	$12.51	(8.10)%	0.46%	1.16%	105%	$68,014
A Class
2025(3)	$18.37	0.07	11.91	11.98	(0.12)	$30.23	65.25%	0.91%	0.54%	31%	$42,495
2025	$11.63	0.09	6.84	6.93	(0.19)	$18.37	60.02%	0.91%	0.66%	20%	$24,096
2024	$9.99	0.11	1.66	1.77	(0.13)	$11.63	17.79%	0.91%	1.09%	54%	$17,885
2023	$9.55	0.12	0.44	0.56	(0.12)	$9.99	5.81%	0.91%	1.26%	59%	$15,750
2022	$12.09	0.14	(2.48)	(2.34)	(0.20)	$9.55	(19.57)%	0.90%	1.21%	57%	$17,423
2021	$13.33	0.10	(1.23)	(1.13)	(0.11)	$12.09	(8.51)%	0.91%	0.71%	105%	$22,022
C Class
2025(3)	$17.36	(0.02)	11.24	11.22	—(4)	$28.58	64.65%	1.66%	(0.21)%	31%	$5,881
2025	$10.99	(0.01)	6.45	6.44	(0.07)	$17.36	58.81%	1.66%	(0.09)%	20%	$3,349
2024	$9.45	0.03	1.57	1.60	(0.06)	$10.99	16.99%	1.66%	0.34%	54%	$2,274
2023	$9.05	0.05	0.39	0.44	(0.04)	$9.45	4.84%	1.66%	0.51%	59%	$2,284
2022	$11.46	0.05	(2.34)	(2.29)	(0.12)	$9.05	(20.13)%	1.65%	0.46%	57%	$2,875
2021	$12.63	(0.01)	(1.15)	(1.16)	(0.01)	$11.46	(9.18)%	1.66%	(0.04)%	105%	$3,838

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Gold Fund
R Class
2025(3)	$18.14	0.04	11.75	11.79	(0.08)	$29.85	65.02%	1.16%	0.29%	31%	$16,382
2025	$11.48	0.06	6.75	6.81	(0.15)	$18.14	59.68%	1.16%	0.41%	20%	$9,548
2024	$9.86	0.09	1.63	1.72	(0.10)	$11.48	17.52%	1.16%	0.84%	54%	$6,573
2023	$9.44	0.10	0.41	0.51	(0.09)	$9.86	5.39%	1.16%	1.01%	59%	$6,508
2022	$11.94	0.11	(2.44)	(2.33)	(0.17)	$9.44	(19.69)%	1.15%	0.96%	57%	$7,904
2021	$13.17	0.06	(1.22)	(1.16)	(0.07)	$11.94	(8.79)%	1.16%	0.46%	105%	$8,868

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Company Fund
Investor Class
2025(3)	$16.08	0.02	2.10	2.12	(0.02)	(0.41)	(0.43)	$17.77	13.15%	0.86%	0.22%	45%	$139,609
2025	$15.40	0.05	0.68	0.73	(0.05)	—	(0.05)	$16.08	4.77%	0.85%	0.33%	82%	$129,670
2024	$13.93	0.06	1.47	1.53	(0.06)	—	(0.06)	$15.40	10.99%	0.86%	0.42%	67%	$137,973
2023	$12.41	0.07	1.51	1.58	(0.06)	—	(0.06)	$13.93	12.72%	0.86%	0.50%	119%	$137,735
2022	$19.38	0.06	(3.92)	(3.86)	(0.05)	(3.06)	(3.11)	$12.41	(23.44)%	0.85%	0.35%	205%	$134,507
2021	$12.10	0.02	7.29	7.31	(0.03)	—	(0.03)	$19.38	60.46%	0.86%	0.13%	142%	$196,473
I Class
2025(3)	$16.19	0.04	2.12	2.16	(0.04)	(0.41)	(0.45)	$17.90	13.31%	0.66%	0.42%	45%	$7,310
2025	$15.50	0.08	0.70	0.78	(0.09)	—	(0.09)	$16.19	5.02%	0.65%	0.53%	82%	$6,760
2024	$14.03	0.09	1.47	1.56	(0.09)	—	(0.09)	$15.50	11.12%	0.66%	0.62%	67%	$7,324
2023	$12.50	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.03	12.93%	0.66%	0.70%	119%	$6,387
2022	$19.49	0.09	(3.94)	(3.85)	(0.08)	(3.06)	(3.14)	$12.50	(23.27)%	0.65%	0.55%	205%	$6,007
2021	$12.16	0.05	7.33	7.38	(0.05)	—	(0.05)	$19.49	60.82%	0.66%	0.33%	142%	$9,315
A Class
2025(3)	$15.54	—(4)	2.02	2.02	—	(0.41)	(0.41)	$17.15	12.97%	1.11%	(0.03)%	45%	$6,766
2025	$14.87	0.01	0.67	0.68	(0.01)	—	(0.01)	$15.54	4.60%	1.10%	0.08%	82%	$6,323
2024	$13.46	0.03	1.41	1.44	(0.03)	—	(0.03)	$14.87	10.68%	1.11%	0.17%	67%	$7,105
2023	$12.00	0.03	1.45	1.48	(0.02)	—	(0.02)	$13.46	12.37%	1.11%	0.25%	119%	$8,017
2022	$18.83	0.02	(3.78)	(3.76)	(0.01)	(3.06)	(3.07)	$12.00	(23.61)%	1.10%	0.10%	205%	$8,693
2021	$11.77	(0.02)	7.09	7.07	(0.01)	—	(0.01)	$18.83	60.14%	1.11%	(0.12)%	142%	$13,031
C Class
2025(3)	$14.02	(0.06)	1.82	1.76	—	(0.41)	(0.41)	$15.37	12.52%	1.86%	(0.78)%	45%	$120
2025	$13.50	(0.10)	0.62	0.52	—	—	—	$14.02	3.85%	1.85%	(0.67)%	82%	$107
2024	$12.29	(0.08)	1.29	1.21	—	—	—	$13.50	9.85%	1.86%	(0.58)%	67%	$194
2023	$11.02	(0.06)	1.33	1.27	—	—	—	$12.29	11.52%	1.86%	(0.50)%	119%	$373
2022	$17.66	(0.11)	(3.47)	(3.58)	—	(3.06)	(3.06)	$11.02	(24.14)%	1.85%	(0.65)%	205%	$426
2021	$11.11	(0.13)	6.68	6.55	—	—	—	$17.66	58.87%	1.86%	(0.87)%	142%	$939

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Small Company Fund
R Class
2025(3)	$14.91	(0.02)	1.94	1.92	—	(0.41)	(0.41)	$16.42	12.85%	1.36%	(0.28)%	45%	$2,257
2025	$14.29	(0.03)	0.65	0.62	—	—	—	$14.91	4.34%	1.35%	(0.17)%	82%	$2,104
2024	$12.95	(0.01)	1.35	1.34	—(4)	—	—(4)	$14.29	10.36%	1.36%	(0.08)%	67%	$2,336
2023	$11.56	—(4)	1.40	1.40	(0.01)	—	(0.01)	$12.95	12.14%	1.36%	0.00%	119%	$2,416
2022	$18.29	(0.02)	(3.65)	(3.67)	—	(3.06)	(3.06)	$11.56	(23.81)%	1.35%	(0.15)%	205%	$2,306
2021	$11.45	(0.05)	6.89	6.84	—	—	—	$18.29	59.74%	1.36%	(0.37)%	142%	$3,497
R5 Class
2025(3)	$16.21	0.04	2.12	2.16	(0.04)	(0.41)	(0.45)	$17.92	13.29%	0.66%	0.42%	45%	$252
2025	$15.52	0.09	0.69	0.78	(0.09)	—	(0.09)	$16.21	5.01%	0.65%	0.53%	82%	$403
2024	$14.04	0.09	1.48	1.57	(0.09)	—	(0.09)	$15.52	11.19%	0.66%	0.62%	67%	$368
2023	$12.51	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.04	12.92%	0.66%	0.70%	119%	$425
2022	$19.51	0.09	(3.95)	(3.86)	(0.08)	(3.06)	(3.14)	$12.51	(23.26)%	0.65%	0.55%	205%	$285
2021	$12.17	0.05	7.34	7.39	(0.05)	—	(0.05)	$19.51	60.77%	0.66%	0.33%	142%	$404

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3) Six months ended December 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Utilities Fund
Investor Class
2025(3)	$19.14	0.25	0.91	1.16	(0.25)	(1.65)	(1.90)	$18.40	6.07%	0.66%	2.48%	31%	$284,987
2025	$15.83	0.46	3.32	3.78	(0.47)	—	(0.47)	$19.14	24.04%	0.65%	2.53%	77%	$277,191
2024	$14.88	0.42	0.96	1.38	(0.43)	—	(0.43)	$15.83	9.52%	0.66%	2.84%	70%	$242,389
2023	$16.73	0.38	(1.08)	(0.70)	(0.34)	(0.81)	(1.15)	$14.88	(4.65)%	0.66%	2.32%	113%	$264,878
2022	$17.17	0.33	0.56	0.89	(0.31)	(1.02)	(1.33)	$16.73	4.98%	0.65%	1.86%	140%	$309,887
2021	$15.91	0.41	2.08	2.49	(0.39)	(0.84)	(1.23)	$17.17	15.95%	0.66%	2.34%	108%	$314,100

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2602

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 26, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2026